                                                     Registration No. 333-68601

      As Filed with the Securities and Exchange Commission on April 27, 2000

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                            Post-Effective Amendment No. 3

                                      FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
              SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                       N-8B-2

A.   Exact name of trust: Sun Life of Canada (U.S.) Variable Account I

B.   Name of depositor: Sun Life Assurance Company of Canada (U.S.)

C.   Complete address of depositor's principal executive offices:

          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

D.   Name and complete address of agent for service:

          Ellen B. King
          Secretary
          Sun Life Assurance Company of Canada (U.S.)
          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

     Copies to:

          Michael Berenson, Esq.
          Jorden Burt Boros Cicchetti Berenson & Johnson LLP
          Suite 400 East
          1025 Thomas Jefferson St. N.W.
          Washington, D.C. 20007-0805

     It is proposed that this filing will become effective (check appropriate box)

     ___   immediately upon filing pursuant to paragraph (b)

     _X_   on May 1, 2000 pursuant to paragraph (b)

     ___   60 days after filing pursuant to paragraph (a)(l)

     ___   on (date) pursuant to paragraph (a)(l) of Rule 485.


E.   Title of securities being registered:

          Flexible Premium Combination Fixed and Variable Life Insurance
          Policies.

F.   Approximate date of proposed public offering:

          As soon as practicable after the effective date of this Registration Statement.

                      RECONCILIATION AND TIE BETWEEN
                        FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF
FORM N-8B-2              CAPTION IN PROSPECTUS
-----------              ---------------------

     1.                  Cover page

     2.                  Cover page

     3.                  Not applicable

     4.                  Distribution of Policy

     5.                  The Variable Account

     6.                  The Variable Account

     7.                  Not applicable

     8.                  Other Information -- Financial Statements

     9.                  Other Information -- Legal Proceedings

     10.                 Summary of Policy; The Variable Account; The Funds;
                         About the Policy; Voting Rights; Federal Income Tax Considerations

     11.                 Summary of Policy; The Variable Account; The Funds

     12.                 Summary of Policy; The Funds

     13. Summary of Policy; Expenses of the Funds; About the Policy -- Charges and Deductions; Distribution of Policy; Federal Income Tax
                         Considerations

     14.                 About the Policy -- Policy Application, Issuance and
                         Initial Premium

     15. About the Policy -- Policy Application, Issuance and Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges

     16. The Funds; About the Policy -- Premium Payments, -- Account Value, -- Transfer Privileges,
                         -- Surrenders and Surrender Charges, -- Partial Surrenders, -- Policy Loans

     17. Summary of Policy; About the Policy -- Account Value, -- Surrenders and Surrender Charges, -- Right of Return Period

     18.                 The Variable Account; About the Policy -- Account
                         Value

     19. About the Policy -- Other Policy Provisions -- Reports to Owner

     20.                 Not applicable

     21.                 About the Policy -- Policy Loans, -- Death Benefit,
                         -- Account Value

     22.                 Not applicable

     23.                 Our Directors and Executive Officers

     24.                 Not applicable

     25.                 Sun Life Assurance Company of Canada (U.S.)

     26.                 Not applicable

     27.                 Sun Life Assurance Company of Canada (U.S.)

     28. Sun Life Assurance Company of Canada (U.S.); Our Directors and Executive Officers

     29.                 Sun Life Assurance Company of Canada (U.S.)

     30.                 Not applicable

     31.                 Not applicable

     32.                 Not applicable

     33.                 Not applicable

     34.                 Not applicable

     35.                 Distribution of Policy

     36.                 Not applicable

     37.                 Not applicable

     38.                 Distribution of Policy

     39.                 Sun Life Assurance Company of Canada (U.S.);
                         Distribution of Policy

     40.                 Not applicable

     41.                 Sun Life Assurance Company of Canada (U.S.);
                         Distribution of Policy

     42.                 Not applicable

     43.                 Not applicable

     44.                 About the Policy -- Application, Issuance and
                         Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges,
                         -- Charges and Deductions

     45.                 Not applicable

     46.                 About the Policy -- Application, Issuance and
                         Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges

     47.                 The Funds

     48. Cover page; Sun Life Assurance Company of Canada (U.S.); The Variable Account

     49.                 Not applicable

     50.                 The Variable Account

     51. Summary of Policy; Sun Life Assurance Company of Canada (U.S.); About the Policy

     52. The Funds; The Variable Account; About the Policy -- Other Policy Provisions -- Addition, Deletion or Substitution of Investments, -- Modification

     53.                 Federal Income Tax Considerations

     54.                 Not applicable

     55.                 Not applicable

     56.                 Not applicable

     57.                 Not applicable


     58.                 Not applicable


     59.                 Not applicable

                               PART I

[LOGO]

                                                                      PROSPECTUS

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(800) 700-6554

                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
   A FLEXIBLE PREMIUM COMBINATION FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE
                                     POLICY

    This prospectus describes the variable portions of a combination fixed and variable universal life insurance policy (the "POLICY") issued by Sun Life Assurance Company of Canada (U.S.) ("WE" or "US"). The Policy allows "YOU," the policyowner, within certain limits, to:

    - choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

    -   choose the amount and timing of premium payments;

    - allocate net premium payments among 32 investment options (including 31 variable investment options and one fixed account investment option) and transfer Account Value among available investment options as your investment objectives change; and

    - access your Policy's Account Value through loans and partial or total surrenders.

    This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  May 1, 2000

                    VARIABLE SUB-ACCOUNT INVESTMENT OPTIONS

    The assets of Sun Life of Canada (U.S.) Variable Account I (the "Variable Account") are divided into 31 variable Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of the following mutual funds or series thereof (the "Funds").


AIM VARIABLE INSURANCE FUNDS, INC.              MFS/SUN LIFE SERIES TRUST
  AIM V.I. Capital Appreciation Fund            Capital Appreciation Series
  AIM V.I. Growth Fund                          Emerging Growth Series
  AIM V.I. Growth and Income Fund               Government Securities Series
  AIM V.I. International Equity Fund            High Yield Series
                                                Massachusetts Investors Growth Stock Series
THE ALGER AMERICAN FUND                         Massachusetts Investors Trust Series
  Alger American Growth Portfolio               New Discovery Series
  Alger American Income and Growth Portfolio    Total Return Series
  Alger American Small Capitalization           Utilities Series
Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs VIT CORE(SM) Large Cap Growth   OCC ACCUMULATION TRUST
Fund                                            Equity Portfolio
  Goldman Sachs VIT CORE(SM) Small Cap Equity   Managed Portfolio
Fund                                            Mid Cap Portfolio
  Goldman Sachs VIT CORE(SM) U.S. Equity Fund   Small Cap Portfolio
  Goldman Sachs VIT Growth and Income Fund
  Goldman Sachs VIT International Equity Fund

                                                SUN CAPITAL ADVISERS TRUST
                                                Sun Capital Blue Chip Mid Cap Fund
                                                Sun Capital Investment Grade Bond Fund
                                                Sun Capital Investors Foundation Fund
                                                Sun Capital Money Market Fund
                                                Sun Capital Real Estate Fund
                                                Sun Capital Select Equity Fund


                              FIXED ACCOUNT OPTION

    We periodically credit interest on amounts allocated to the fixed account option at an effective annual rate guaranteed to be at least 3%.

                        II            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                                          TABLE OF CONTENTS


                               TOPIC                                                      PAGE
                               -----                                                    --------
                               Summary of Policy......................................      1
                               Sun Life Assurance Company of Canada (U.S.)............      7
                               The Variable Account...................................      8
                               The Funds..............................................      9
                               Fees and Expenses of the Funds.........................     14
                               Our General Account....................................     14
                               Investment Programs....................................     15
                                   Dollar Cost Averaging..............................     15
                                   Asset Rebalancing..................................     15
                                   Asset Allocation...................................     16
                               About the Policy.......................................     16
                                 Policy Application, Issuance and Minimum Initial
                                   Premium............................................     16
                                 Right of Return Period...............................     17
                                 Premium Payments.....................................     18
                                   Premium............................................     18
                                   Net Premiums.......................................     18
                                   Allocation of Net Premium..........................     18
                                   Planned Periodic Premiums..........................     19
                                 Death Benefit........................................     19
                                 Changes in Specified Face Amount.....................     21
                                   Minimum Changes....................................     21
                                   Increases..........................................     21
                                   Decreases..........................................     21
                               Accessing Your Account Value...........................     21
                                 Surrenders and Surrender Charges.....................     21
                                 Partial Surrenders...................................     24
                                 Policy Loans.........................................     24
                                 Transfer Privileges..................................     25
                                 Account Value........................................     26
                                   Variable Account Value.............................     27
                                   Net Investment Factor..............................     28
                                   Fixed Account Value................................     29
                                   Insufficient Value.................................     30
                                   Minimum Premium Test (No-Lapse Guarantee)..........     30
                                   Grace Period.......................................     31
                                   Splitting Units....................................     31
                                 Charges and Deductions...............................     31
                                   Expense Charges Applied to Premium.................     31
                                   Mortality and Expense Risk Charge..................     31


                        III           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                               TOPIC                                                      PAGE
                               -----                                                    --------
                                   Monthly Expense Charge.............................     32
                                   Monthly Cost of Insurance..........................     32
                                   Monthly Cost of Insurance Rates....................     33
                                   Basis of Computation...............................     33
                                 Waivers and Reduced Charges;.........................     33
                                 Maturity.............................................     33
                                 Maturity Date Extension..............................     34
                                 Supplemental Benefits................................     34
                                   Accelerated Benefits Rider.........................     34
                                   Accidental Death Benefit Rider.....................     35
                                   Waiver of Monthly Deductions Rider.................     36
                                   Payment of Stipulated Amount Rider.................     37
                                 Termination of Policy................................     38
                                 Reinstatement........................................     39
                                 Deferral of Payment..................................     40
                                 Rights of Owner......................................     40
                                 Rights of Beneficiary................................     41
                                 Other Policy Provisions..............................     41
                                   Addition, Deletion or Substitution of
                                     Investments......................................     41
                                   Entire Contract....................................     41
                                   Alteration.........................................     42
                                   Modification.......................................     42
                                   Assignments........................................     42
                                   Nonparticipating...................................     42
                                   Misstatement of Age or Sex (Non-Unisex Policy).....     42
                                   Suicide............................................     43
                                   Incontestability...................................     43
                                   Report to Owner....................................     43
                                   Illustrations......................................     43
                               Performance Information................................     43
                                 Portfolio Performance................................     44
                                 Adjusted Portfolio Performance.......................     44
                                 Other Information....................................     44
                               Federal Income Tax Considerations......................     45
                                 Tax Status of the Policy.............................     46
                                 Diversification of Investments.......................     46
                                 Tax Treatment of Policy Benefits.....................     47
                                   Life Insurance Death Benefit Proceeds..............     47
                                   Tax Deferred Accumulation..........................     47
                                   Distributions......................................     47
                                   Modified Endowment Contracts.......................     47
                                   Distributions under Modified Endowment Contracts...     48


                        IV            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                               TOPIC                                                      PAGE
                               -----                                                    --------
                                   Distributions under a Policy That Is Not a MEC.....     49
                                   Policy Loan Interest...............................     49
                                   Multiple Policies..................................     49
                                   Federal Income Tax Withholding.....................     50
                                 Our Taxes............................................     50
                               Distribution of Policy.................................     50
                               Voting Rights..........................................     51
                               Our Directors and Executive Officers...................     52
                               Other Information......................................     56
                                 State Regulation.....................................     56
                                 Legal Proceedings....................................     57
                                 Experts..............................................     57
                                 Accountants..........................................     57
                                 Incorporation of Certain Documents by Reference......     57
                                 Registration Statements..............................     58
                                 Financial Statements.................................     58
                               Appendix A--Glossary of Policy Terms...................    A-1
                               Appendix B--Table of Death Benefit Percentages.........    B-1
                               Appendix C--Sample Hypothetical Illustrations..........    C-1


               THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE THE OFFERING WOULD NOT BE LAWFUL. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                        V             FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                                        SUMMARY OF POLICY

                       RIGHT OF RETURN PERIOD

                           You may return your Policy to us for any reason and
                       receive a refund within 10 days from the date of receipt of your Policy. A longer period may apply in some states.

                       PREMIUM PAYMENTS


                       - You must make a minimum initial premium payment, the amount of which will vary based on various factors, including your age, sex and rating class.


                       - Thereafter, you choose the amount and timing of premium payments, within certain limits.

                       - You may allocate your net premium payments among the Policy's available investment options.

                       DEATH BENEFIT

                       -   You have a choice of two death benefit options--

SPECIFIED FACE AMOUNT is the  -  the SPECIFIED FACE AMOUNT; or
minimum amount of life            -  the sum of the Specified Face Amount and the Account Value of your Policy.
insurance in your Policy.     -  For each option, the death benefit may be greater if necessary to satisfy federal tax laws.

                       -   After the first Policy Year, you may:

                           -   change your death benefit option;

                           -   increase the Specified Face Amount,
                               subject to satisfactory evidence of
                               insurability; or

                           -   decrease the Specified Face Amount,
                               provided that the Specified Face
                               Amount after the decrease is not less
                               than an amount we specify in your
                               Policy.

                       THE VARIABLE ACCOUNT

                       - We have established a variable separate account to fund the variable benefits under the Policy.

                       - The assets of the variable separate account are insulated from the claims of our general creditors.

                                      FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       INVESTMENT OPTIONS

                       - You may allocate your net premium payments among the 31 variable Sub-Accounts and the fixed account option listed on page ii of this prospectus.

                       - Each Sub-Account invests exclusively in shares of a mutual fund portfolio.

                       - You may transfer amounts from one Sub-Account to another or to the Fixed Account Value, subject to any limits that may be imposed by the Funds.

                       - You may transfer amounts from the fixed account option, subject to our rules as they may exist from time to time.

                       SUPPLEMENTAL BENEFITS


                       - You may supplement your policy with the following riders where available--


                           -   accelerated benefits;

                           -   accidental death benefit;

                           -   waiver of monthly deductions; and

                           -   payment of stipulated amount.

                       - We will deduct the cost, if any, of the rider(s) from your Policy's Account Value on a monthly basis.

                       ACCESSING YOUR POLICY'S ACCOUNT VALUE

CASH SURRENDER VALUE is       -
Account Value minus any       You may borrow from us using your Account Value as collateral. Loans may be
surrender charges and the       taxable events if your Policy is a "modified endowment contract" for federal
amount of any Policy Debt.      income tax purposes and the value of your Policy exceeds its cost.
The SURRENDER CHARGE PERIOD   -  You may surrender your Policy for its CASH SURRENDER VALUE. If you surrender
ends 10 years after you pur-    your Policy during the SURRENDER CHARGE PERIOD, you will incur any applicable
chase or increase the Speci-    surrender charges.
fied Face Amount of your      -  You may make a partial surrender of some of your Policy's Cash Surrender Value
Policy.                         after the Policy has been in force for one year. A partial surrender will cause a decrease in the Specified Face Amount of your Policy if your death benefit option is the Specified Face Amount.

                          2           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       ACCOUNT VALUE

ACCOUNT VALUE is the sum of   -
the amounts in each Sub-      Your Policy's ACCOUNT VALUE will reflect--
Account and the Fixed             -  the premiums you pay;
Account Value with respect        -  the investment performance of the Sub-Accounts you select, and/or the
to your Policy.                     interest credited in the fixed account option;
                                  -  any loans or partial surrenders;
                                  -  the charges we deduct under the Policy.

                       POLICY CHARGES AND DEDUCTIONS

                       - EXPENSE CHARGES APPLIED TO PREMIUMS--We will deduct a charge from your premium payments not to exceed 7.25% for sales load and our federal, state and local tax obligations. The current charge is 5.25%.


                       - MORTALITY AND EXPENSE RISK CHARGE--We deduct a daily charge from your Variable Account Value for the mortality and expense risks we assume with respect to the Policy. The guaranteed maximum daily rate is equivalent to an annual rate of 0.90% of the Variable Account Value. Effective June 1, 2000, our current daily rates will change and be equivalent to annual rates of--



                           -   0.60% for Policy Years 1 through 10;
                               and



                           -   0.20% thereafter.



                          Until that date, our current daily rates are equivalent to annual rates of--



                           -   0.80% for Policy Years 1 through 10;



                           -   0.50% thereafter.


                       - MONTHLY COST OF INSURANCE CHARGE--We will deduct a monthly charge from your Account Value for the cost of insurance. Our guaranteed monthly cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The applicable charge will vary based on the amount of insurance coverage you request and other factors, including the insured's age, sex and rating class.

                       - MONTHLY EXPENSE CHARGE--We deduct a monthly charge of $8.00 from your Account Value for the administration of your Policy.

                       - MONTHLY COST OF SUPPLEMENTAL BENEFITS--We will deduct a monthly charge from your Account Value for the cost, if any, of any supplemental benefit riders issued with your Policy. The applicable charge will vary based on various factors which may include, among others, the amount of coverage and the insured's age, sex and rating class.

                          3           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       - SURRENDER CHARGES--Within the first 10 Policy Years or the 10 Policy Years following an increase in Specified Face Amount, we will deduct a surrender charge if you surrender your Policy or request a decrease in the Specified Face Amount. The charge will be 100% of the base surrender charge in the first five Policy Years, or the first five Policy Years after an increase in Specified Face Amount, scaling down to zero after 10 Policy Years. The base surrender charge will be an amount based on certain factors, including the Specified Face Amount and the insured's age, sex and rating class. The following are examples of surrender charges at representative Issue Ages.

                                     FIRST YEAR SURRENDER CHARGES
                                  PER $1,000 OF SPECIFIED FACE AMOUNT
                                          (Non-tobacco Male)

                               ISSUE AGE 25   ISSUE AGE 35   ISSUE AGE 45
                               ------------   ------------   ------------
                                  $ 4.63         $ 5.77         $ 7.74

                               ISSUE AGE 55   ISSUE AGE 65   ISSUE AGE 75
                               ------------   ------------   ------------
                               $      11.25   $      22.38   $      31.38

                       - INTEREST ON POLICY LOANS--Policy loans accrue interest daily at 4% annually during Policy Years 1 through 10 and 3% annually thereafter.

                       FEES AND EXPENSES OF THE FUNDS


You should read the           You will indirectly bear the costs of investment management fees and other
Funds' prospectuses before    expenses paid from the assets of the Funds you select. The following table shows
investing.                    the fees and expenses paid by the Funds as a percentage of average net assets based on information for the year ended December 31, 1999. This information was provided by the Funds and we have not independently verified it. The Funds' fees and expenses are more fully described in the current prospectuses for the Funds.
                              You should read them before investing.






                                  UNDERLYING FUND ANNUAL EXPENSES (1)
                                 (as a percentage of Fund net assets)



                                                                                              TOTAL FUND
                                                      MANAGEMENT             OTHER              ANNUAL
                                                      FEES (AFTER       EXPENSES (AFTER     EXPENSES (AFTER
                                                   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)
                                                   -----------------   -----------------   -----------------
 AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------
 AIM V.I. Capital Appreciation Fund..............          0.62%               0.11%               0.73%
  AIM V.I. Growth Fund...........................          0.63%               0.10%               0.73%
  AIM V.I. Growth and Income Fund................          0.61%               0.16%               0.76%
  AIM V.I. International Equity Fund.............          0.75%               0.22%               0.97%


                          4           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                                                                                              TOTAL FUND
                                                      MANAGEMENT             OTHER              ANNUAL
                                                      FEES (AFTER       EXPENSES (AFTER     EXPENSES (AFTER
                                                   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)
                                                   -----------------   -----------------   -----------------
 THE ALGER AMERICAN FUND
-------------------------------------------------
  Alger American Growth Portfolio................          0.75%               0.04%               0.79%
  Alger American Income and Growth Portfolio.....          0.62%               0.08%               0.70%
  Alger American Small Capitalization
    Portfolio....................................          0.85%               0.05%               0.90%

 GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------
  Goldman Sachs VIT CORE-SM- Large Cap Growth
    Fund(3)......................................          0.70%               0.20%               0.90%
  Goldman Sachs VIT CORE-SM- Small Cap Equity
    Fund(3)......................................          0.75%               0.25%               1.00%
  Goldman Sachs VIT CORE-SM- U.S. Equity
    Fund(3)......................................          0.70%               0.20%               0.90%
  Goldman Sachs VIT Growth and Income Fund(3)....          0.75%               0.25%               1.00%
  Goldman Sachs VIT International Equity
    Fund(3)......................................          1.00%               0.35%               1.35%

 MFS/SUN LIFE SERIES TRUST
-------------------------------------------------
  MFS/Sun Life Capital Appreciation Series(4)....          0.71%               0.05%               0.76%
  MFS/Sun Life Emerging Growth Series............          0.70%               0.05%               0.75%
  MFS/Sun Life Government Securities Series......          0.55%               0.06%               0.61%
  MFS/Sun Life High Yield Series(4)..............          0.75%               0.08%               0.83%
  MFS/Sun Life Massachusetts Investors Growth
    Stock Series.................................          0.75%               0.08%               0.83%
  MFS/Sun Life Massachusetts Investors Trust
    Series.......................................          0.55%               0.04%               0.59%
  MFS/Sun Life New Discovery Series(4)...........          0.90%               0.16%               1.06%
  MFS/Sun Life Total Return Series...............          0.65%               0.04%               0.69%
  MFS/Sun Life Utilities Series(4)...............          0.75%               0.06%               0.81%

 OCC ACCUMULATION TRUST
-------------------------------------------------
  OCC Equity Portfolio(5)........................          0.80%               0.11%               0.91%
  OCC Managed Portfolio(5).......................          0.77%               0.06%               0.83%
  OCC Mid Cap Portfolio(5).......................          0.10%               0.93%               1.03%
  OCC Small Cap Portfolio(5).....................          0.80%               0.09%               0.89%

 SUN CAPITAL ADVISERS TRUST
-------------------------------------------------
  Sun Capital Blue Chip Mid Cap Fund(6)(7).......          0.80%               0.20%               1.00%
  Sun Capital Investment Grade Bond Fund(6)......          0.60%               0.15%               0.75%
  Sun Capital Investors Foundation Fund(6)(7)....          0.75%               0.15%               0.90%
  Sun Capital Money Market Fund(6)...............          0.50%               0.15%               0.65%
  Sun Capital Real Estate Fund(6)................          0.95%               0.30%               1.25%
  Sun Capital Select Equity Fund(6)(7)...........          0.75%               0.15%               0.90%

 NOTES
------------------------



 (1) The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses.



 (2) For all Funds, the "Management Fees," "Other Expenses" and "Total Fund Annual Expenses" are based on actual expenses for the fiscal year ended December 31, 1999, net of any applicable expense reimbursement or waiver.



 (3) The investment advisers for the Goldman Sachs VIT Funds have voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses, resulting in a reduction of the total expenses. In particular, the investment advisers to the Goldman Sachs VIT CORE-SM- Large Capital Growth Fund, the Goldman Sachs VIT CORE-SM-Small Cap Equity Fund, the Goldman Sachs VIT CORE-SM- U.S. Equity Fund, the Goldman Sachs VIT Growth and Income Fund and the Goldman Sachs VIT International Equity Fund have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.20%, 0.25%, 0.20%, 0.25%, and 0.35% per annum of such Funds' average daily net assets, respectively. The expenses of the


                          5           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

         Goldman Sachs VIT Funds are estimated for the fiscal year ended December 31, 2000. Absent any such waiver or reimbursement, estimated "Management Fees," estimated "Other Expenses," and estimated "Total Fund Annual Expenses" for the year ended December 31, 2000 will be:



         0.70%, 0.42%, and 1.12% for the Goldman Sachs VIT CORE-SM- Large Cap Growth Fund;
              0.75%, 0.75%, and 1.50% for the Goldman Sachs VIT CORE-SM- Small Cap Equity Fund;
              0.70%, 0.20%, and 0.90% for the Goldman Sachs VIT CORE-SM- U.S. Equity Fund;
              0.75%, 0.47%, and 1.22% for the Goldman Sachs VIT Growth and Income Fund; and
              1.00%, 0.77%, and 1.77% for the Goldman Sachs VIT International Equity Fund.



        Fee waivers and expense reimbursements for the Goldman Sachs VIT Funds may be discontinued at any time.



 (4) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangement (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected in the table. Had these fees been taken into account, "Total Fund Annual Expenses" would have been: 0.75% for the MFS/Sun Life Capital Appreciation Series; 0.82% for the MFS/Sun Life High Yield Series; 1.05% for the MFS/Sun Life New Discovery Series; and 0.81% for the MFS/Sun Life Utilities Series.



 (5) "Total Fund Annual Expenses" for the OCC Equity Portfolio, the OCC Small Cap Portfolio, the OCC Managed Portfolio and the OCC Mid Cap Portfolio are limited contractually by OpCap Advisers so that the Funds' respective annualized operating expenses (net of expense offsets) do not exceed 1% of average daily net assets. Absent this limit, "Management Fees", "Other Expenses" and "Total Fund Annual Expenses" were 0.80%, 0.93%, and 1.73% for the OCC Mid Cap Portfolio. "Other Expenses" are shown gross of expense offsets afforded the portfolio, which effectively lowered custody expenses.



 (6) The investment adviser for the Sun Capital Funds has voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses, resulting in a reduction of the total expenses. For the year ended December 31, 1999, the investment adviser waived all investment advisory fees. Absent any such waiver or reimbursement, "Management Fees," "Other Expenses" and "Total Fund Annual Expenses" for the year ended December 31, 1999 were: 0.80%, 3.31%; and 4.11% for the Sun Capital Blue Chip Mid Cap Fund; 0.60%, 1.38%; and 1.98% for the Sun Capital Investment Grade Bond Fund; 0.75%, 4.37%; and 5.12% for the Sun Capital Investors Foundation Fund; 0.50%, 2.20%, and 2.70% for the Sun Capital Money Market Fund; 0.95%, 2.44%, and 3.39% for the Sun Capital Real Estate Fund; and 0.75%, 3.50%, and 4.25% for the Sun Capital Select Equity Fund. Fee waivers and expense reimbursements for the Sun Capital Funds may be discontinued at any time after May 1, 2000. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.



 (7) The management fee for each of the Sun Capital Blue Chip Mid Cap Fund, the Sun Capital Investors Foundation Fund, and the Sun Capital Select Equity Fund decreases to 0.75%, 0.70%, and 0.70%, respectively, as the daily net assets of each Fund exceed $300 million.


                       WHAT IF CHARGES AND DEDUCTIONS EXCEED CASH SURRENDER
                       VALUE?

                       - Your Policy will terminate if your Cash Surrender Value at the beginning of any Policy Month is less than the charges and deductions then due.

                       - We will send you notice and allow you a 61 day Grace Period.

                       - If, within the Grace Period, you do not make a premium payment sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the Grace Period without further notice.

                          6           FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       MINIMUM PREMIUM TEST (NO-LAPSE GUARANTEE)

                           Your insurance coverage will remain in force during
                       the first five Policy Years even if your Policy's Cash Surrender Value is insufficient to keep the Policy in force, provided that your Policy meets certain requirements.

                       REINSTATEMENT

                           If your Policy terminates due to insufficient value,
                       we will reinstate it within five years at your request, subject to certain conditions.

                       MATURITY

                           Your Policy will terminate when the insured reaches
                       Attained Age 100. If the insured is living and your Policy is in force on the Maturity date, your Policy's Cash Surrender Value will be payable to you.

                       MATURITY EXTENSION

                           The Maturity date may be extended at your request.
                       The death benefit will be your Account Value on the date of the insured's death.

                       FEDERAL TAX CONSIDERATIONS

                           Your purchase of, and transactions under, your Policy
                       may have tax consequences that you should consider before purchasing a Policy. You may wish to consult a tax adviser. In general, the beneficiary will receive Policy Proceeds without there being taxable income. Increases in Account Value will not be taxable as earned, although there may be income tax due on a full or partial surrender of your Policy or on policy loans.

                           SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


We are an indirect wholly-            We are a stock life insurance company incorporated under the laws of owned subsidiary of Sun Life  Delaware on January 12, 1970. Our executive office mailing address is One Sun
Assurance Company of Canada.  Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 48 states, the District of Columbia and Puerto Rico and we have an insurance company subsidiary that does business in New York. We are an indirect wholly- owned subsidiary of Sun Life Assurance Company of Canada, ("Sun Life (Canada)").



                           Sun Life (Canada) completed its demutualization on
                       March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of
                       Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun


                        7             FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.


                                       THE VARIABLE ACCOUNT

                           We established Sun Life of Canada (U.S.) Variable
                       Account I in accordance with Delaware law on December 1, 1998. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.

                           We own the assets of the Variable Account. The
                       income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

The assets of the Variable            We will at all times maintain assets in the Variable Account with a total
Account are insulated from    market value at least equal to the reserves and other liabilities relating to the
our general liabilities.      variable benefits under all policies participating in the Variable Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

The Variable Account is reg-          The Variable Account is registered with the Securities and Exchange
istered with the SEC.         Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.


The Variable Account has 31           The Variable Account is divided into 31 Sub-Accounts. Each Sub- Account
Sub-Accounts. Each Sub-       invests exclusively in shares of a corresponding investment portfolio of a
Account invests exclusively   registered investment company (commonly known as a mutual fund). We may in the in shares of a single mutual  future add new or delete existing Sub-Accounts. The income, gains or losses,
fund portfolio.               realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The Variable Account may contain certain sub-accounts which are not available under the Policy.


                        8             FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                                            THE FUNDS


The Fund Prospectuses have            The Policy offers a number of Fund options, which are briefly discussed
more information about the    below. Each Fund is a mutual fund registered under the Investment Company Act of
Funds, and may be obtained    1940, or a separate series of shares of such a mutual fund. More comprehensive
from us without charge.       information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses
                              should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to Sun Life
                              Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills,
                              Massachusetts 02481.


                           The Funds currently available are:


                       AIM VARIABLE INSURANCE FUNDS (advised by AIM
                       Advisors, Inc.)



                           AIM V.I. CAPITAL APPRECIATION FUND seeks growth of
                       capital by investing primarily in common stocks or companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.



                           AIM V.I. GROWTH FUND seeks to achieve growth of
                       capital by investing primarily in seasoned and better-capitalized companies considered to have strong earnings momentum.



                           AIM V.I. GROWTH AND INCOME FUND seeks to achieve
                       growth of capital, with a secondary objective of current income.



                           AIM V.I. INTERNATIONAL EQUITY FUND seeks to achieve
                       long-term growth of capital by investing in a diversified portfolio of international equity securities, whose issuers are considered to have strong earnings momentum.


                       THE ALGER AMERICAN FUND (advised by Fred Alger Management, Inc.)

                           ALGER AMERICAN GROWTH PORTFOLIO seeks long-term
                       capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

                           ALGER AMERICAN INCOME AND GROWTH PORTFOLIO seeks
                       primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

                        9             FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks
                       long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range of the Russell 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index.



                       GOLDMAN SACHS VARIABLE INSURANCE TRUST (advised by Goldman Sachs Asset Management, an operating division of Goldman, Sachs & Co., ("Goldman Sachs") except for Goldman Sachs International Equity Fund, which is advised by Goldman Sachs Asset Management International, an operating division of Goldman, Sachs & Co.)



                           GOLDMAN SACHS VIT CORE(SM) LARGE CAP GROWTH FUND
                       seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.



                           GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND
                       seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.



                           GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND seeks
                       long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.



                           GOLDMAN SACHS VIT GROWTH AND INCOME FUND seeks
                       long-term growth of capital and growth of income. The Fund invests under normal circumstances at least 65% of its total assets in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.



                           GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND seeks
                       long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.


                       MFS/SUN LIFE SERIES TRUST (advised by our affiliate Massachusetts Financial Services Company)

                           CAPITAL APPRECIATION SERIES seeks capital
                       appreciation by investing in securities of all types, with a major emphasis on common stocks.

                        10            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           EMERGING GROWTH SERIES seeks to provide long-term
                       growth of capital by investing primarily (i.e. at least 80% of all its assets under normal circumstances) in common stocks of emerging growth companies, including companies that the series' investment adviser believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to its objective of long-term growth of capital.

                           GOVERNMENT SECURITIES SERIES seeks current income and
                       preservation of capital by investing in U.S. Government and U.S. Government-related Securities.

                           HIGH YIELD SERIES seeks high current income and
                       capital appreciation by investing primarily in fixed income securities of U.S. and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and which may include equity features. The series may invest up to 100% of its net assets in these securities, which generally involve greater risks, including volatility of price, risk of principal and income, default risks and less liquidity, than securities in the higher rated categories.

                           MASSACHUSETTS INVESTORS GROWTH STOCK SERIES seeks to
                       provide long-term growth of capital and future income rather than current income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securites, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which the series' adviser believes offer better than average prospects for long-term growth.

                           MASSACHUSETTS INVESTORS TRUST SERIES seeks long-term
                       growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that the series' adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings of cash flow. This series was formerly known as the Conservative Growth Series.

                           NEW DISCOVERY SERIES seeks capital appreciation. The
                       series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle

                        11            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

                           TOTAL RETURN SERIES seeks to obtain above-average
                       income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential. The series is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests (i) at least 40%, but not more than 75%, of its net assets in common stocks and related securities, such as preferred stocks, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (ii) at least 25% of its net assets in non-convertible fixed income securities.

                           UTILITIES SERIES seeks capital growth and current
                       income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities issued by both domestic and foreign utility companies.

                       OCC ACCUMULATION TRUST (advised by OpCap Advisors)

                           EQUITY PORTFOLIO seeks long-term capital appreciation
                       through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.

                           MANAGED PORTFOLIO seeks to achieve growth of capital
                       over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.

                           MID CAP PORTFOLIO seeks long-term capital
                       appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 million and $5 billion.

                           SMALL CAP PORTFOLIO seeks capital appreciation
                       through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

                       SUN CAPITAL ADVISERS TRUST (advised by our affiliate Sun Capital Advisers, Inc.)


                           SUN CAPITAL BLUE CHIP MID CAP FUND seeks long-term
                       capital growth by investing primarily in a diversified portfolio of common stocks and other equity


                        12            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's (S&P) Mid Cap 400 Index.


                           SUN CAPITAL INVESTMENT GRADE BOND FUND seeks high
                       current income consistent with relative stability of principal by investing primarily in investment grade bonds, including those issued by U.S. and foreign companies (including companies in emerging market countries), the U.S. Government and its agencies and instrumentalities (including those which issue mortgage-backed securities), foreign governments (including those of emerging market countries), and multinational organizations such as the World Bank.


                           SUN CAPITAL INVESTORS FOUNDATION FUND seeks long-term
                       capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. The fund will generally hold stocks of companies with market capitalizations within the range represented by the S&P 500 Index.


                           SUN CAPITAL MONEY MARKET FUND seeks to maximize
                       current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities, including those issued by U.S. and foreign banks, corporate issuers, the U.S. Government and its agencies and instrumentalities, foreign governments and multinational organizations such as the World Bank. The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

                           SUN CAPITAL REAL ESTATE FUND primarily seeks
                       long-term capital growth and, secondarily, seeks current income and growth of income. The fund invests at least 80% of its assets in securities of real estate trusts and other real estate companies. The fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated properties.

                           SUN CAPITAL SELECT EQUITY FUND seeks long-term
                       capital growth. The fund will normally invest in twenty to forty common stocks and other equity securities of large capitalization U.S. companies. These investments are selected primarily from the S&P 500 Index.

                           Although the investment objectives and policies of
                       the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

                        13            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           Some of the Funds' investment advisers may compensate
                       us for administering the Funds as investment options under the Policy. Such compensation is paid from advisers' assets.


                           The Funds may also be available to separate accounts
                       offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

                                  FEES AND EXPENSES OF THE FUNDS

                           Fund shares are purchased at net asset value, which
                       reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Fund.

                           The Fund expenses are assessed at the Fund level and
                       are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. The table contained in the front part of this prospectus shows annual expenses paid by the Funds as a percentage of average net assets.

                           The management fees and other expenses of the Funds
                       are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

                                       OUR GENERAL ACCOUNT

                           Our general account consists of all of our assets
                       other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

                        14            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

Fixed account investments             Interests in our general account offered through the fixed account
are not securities and we     investment option have not been registered under the Securities Act of 1933 and
are not an investment         our general account has not been registered as an investment company under the
company.                      Investment Company Act of 1940.


                           You may allocate net premiums to the fixed account
                       investment option and may transfer any portion of your investments in the Sub-Accounts to the fixed account. You may also transfer a portion of your investment in the fixed account to any of the variable Sub-Accounts. Transfers may be subject to certain restrictions.

Fixed account investments             An investment in the fixed account option does not entitle you to share
earn at least 3% interest.    in the investment experience of our general account. Instead, we guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

                                       INVESTMENT PROGRAMS

                           DOLLAR COST AVERAGING.  You may select, at no extra
                       charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a maximum of twelve. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program.

                           The main objective of a dollar cost averaging program
                       is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available investment options at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

                           ASSET REBALANCING.  Once your money has been
                       allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your policy to return to your allocation percentages

                        15            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000.

                           There is no charge for asset rebalancing. In
                       addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

                           ASSET ALLOCATION.  One or more asset allocation
                       investment programs may be made available in connection with your Policy, at no extra charge. An asset allocation program provides for the allocation of your Account Value among the available investment options. These programs will be fully described in a separate brochure. You may elect to enter into an asset allocation investment program under the terms and conditions described in the brochure.

                                         ABOUT THE POLICY

                       POLICY APPLICATION, ISSUANCE AND INITIAL PREMIUM


                           To purchase a Policy, you must first submit an
                       application to our Principal Office. We may then follow certain underwriting procedures designed to determine the insurability of the proposed insured. We offer the Policy on a regular (medical) underwriting basis and may require medical examinations and further information before the proposed application is approved. Proposed insureds must be acceptable risks based on our underwriting limits and standards. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased monthly Cost of Insurance charges.


                           You must specify certain information in the
                       application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $100,000--the "Minimum Specified Face Amount."

                           While your application is being reviewed, we may make
                       available to you temporary life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on

                        16            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       the date that separate application for it is signed, has a maximum amount and is subject to other conditions.


                           Pending approval of your application, any advance
                       payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the life of the Insured. A specified minimum Initial Premium is due and payable as of the date of issue for the Policy. The Effective Date of Coverage for your Policy will be the later of--



The ISSUE DATE is the date            -  the ISSUE DATE, OR
we produce your Policy on         - the date a premium is paid equal to or in excess of the specified Initial
our system and is specified         Premium.
in your Policy.


                           If an application is not approved, we will promptly
                       return all advance payments to you.

                       RIGHT OF RETURN PERIOD

                           If you are not satisfied with your Policy, it may be
                       returned by delivering or mailing it to our Principal Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of your Policy (the "Right of Return Period"). A longer period may apply in some states.

                           A Policy returned under this provision will be deemed
                       void. You will receive a refund equal to the sum of all premium payments made, if required by applicable state insurance law; otherwise, your refund will equal the sum of--

                           -   the difference between any premium
                               payments made, including fees and
                               charges, and the amounts allocated to
                               the Variable Account;

                           -   the value of the amounts allocated to
                               the Variable Account on the date the
                               cancellation request is received by us
                               at our Principal Office; and

                           -   any fees or charges imposed on amounts
                               allocated to the Variable Account.

                           Unless you are entitled under applicable law to
                       receive a full refund of premiums paid, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right of Return Period.

                           During the Right of Return Period, we will allocate
                       the net premium payments to the Sun Capital Money Market Sub-Account or to the fixed account investment option, whichever we specify in your Policy. Upon expiration of the

                        17            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       Right of Return Period, the Account Value in that Sub-Account or in the fixed account option, as applicable, will be transferred to the Sub-Accounts of the Variable Account and to the fixed account option in accordance with your allocation instructions.


                           POLICIES DELIVERED IN CONNECTICUT ONLY --  During the
                       first eighteen months this Policy is in force, You may exchange it for a flexible premium adjustable life insurance policy issued by Us or an affiliate, the benefits of which do not vary with the investment performance of a separate account. The Account Value of this Policy will be transferred to the new policy. We will not require evidence of insurability for the exchange. To effect an exchange, You must give Us written notice at Our Principal Office within this eighteen-month period.


                       PREMIUM PAYMENTS


                           All premium payments must be made payable to Sun Life
                       Assurance Company of Canada (U.S.) and mailed to our Principal Office. The Initial Premium will be due and payable as of your Policy's Issue Date. Additional premium payments may be paid to us subject to the limitations described below.


                           PREMIUM.  We reserve the right to limit the number of
                       premium payments we accept in a year. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep your Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium.

                           We will not accept premium payments that would, in
                       our opinion, cause your Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

                           NET PREMIUMS.  The net premium is the amount you pay
                       as the premium less the Expense Charges Applied to Premium.

                           ALLOCATION OF NET PREMIUM.  Except as otherwise
                       described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 5% of net premium to any Sub-Account you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Sub-Accounts.

                        18            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           Premiums received prior to the end of the Right of
                       Return Period will be credited to the Sun Capital Money Market Sub-Account or to the fixed account investment option, whichever we specify in your Policy. Your initial allocation percentages will take effect at the end of the Right of Return Period.

                           You may change your allocation percentages at any
                       time by telephone or written request to our Principal Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we receive the request for that change.

                           PLANNED PERIODIC PREMIUMS.  While you are not
                       required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in your Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy. We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the Grace Period). We will notify you prior to suspending reminder notices.

                       DEATH BENEFIT


                           If your Policy is in force at the time of the
                       Insured's death, we will pay the beneficiary an amount based on the death benefit option you select once we have received Due Proof of the Insured's death. The amount payable will be:


                           -   the amount of the selected death
                               benefit option, PLUS

                           -   any amounts payable under any
                               supplemental benefits added to your
                               Policy, MINUS

                        19            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           -   the value of any Policy Debt on the
                               date of the Insured's death, MINUS


                           -   any Unpaid Policy Charges.

                           We will pay this amount to the beneficiary in one
                       lump sum, unless we and the beneficiary agree on another form of settlement.

You may select between two            The policy has two death benefit options. You may change the death
death benefit options.        benefit option after the first Policy Year.

                           OPTION A.  Under this option, the death benefit is--


                           -   the Policy's Specified Face Amount on
                               the date of the Insured's death; OR,
                               IF GREATER,


                           -   the Policy's Account Value on the date
                               of death multiplied by the applicable
                               percentage shown in the table set
                               forth in Appendix B.


                           This death benefit option should be selected if you
                       want the death benefit to remain level over time.


                           OPTION B.  Under this option, the death benefit is--


                           -   the sum of the Specified Face Amount
                               and Account Value of the Policy on the
                               date of the Insured's death; OR, IF
                               GREATER,


                           -   the Policy's Account Value on the date
                               of death multiplied by the applicable
                               percentage shown in the table set
                               forth in Appendix B.


                           This death benefit option should be selected if you
                       want your death benefit to change with your Policy's Account Value.



                           You may change the death benefit option after the
                       first Policy Year. If you change from Option B to Option A, the Specified Face Amount will be increased by an amount equal to the Policy's Account Value on the effective date of change. If you change from Option A to Option B, the Specified Face Amount will be decreased by an amount equal to the Policy's Account Value on the effective date of the change.


                        20            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       CHANGES IN SPECIFIED FACE AMOUNT

You may increase or decrease          You may increase or decrease the Specified Face Amount of your Policy
the Specified Face Amount     after the first Policy Year within certain limits.
within certain limits.        MINIMUM CHANGES.  Each increase in the Specified Face Amount must be at least
                              $20,000. We reserve the right to change the minimum amount by which you may change the Specified Face Amount.


                           INCREASES.  To request an increase, you must provide
                       satisfactory evidence of the Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.


                           DECREASES.  A decrease will become effective at the
                       beginning of the next Policy Month following our approval of your request. The Specified Face Amount after the decrease must be at least $100,000. Surrender charges will apply to decreases in the Specified Face Amount during the surrender charge period except for decreases in the Specified Face Amount resulting from a change in the death benefit option or a partial surrender.

                           For purposes of determining surrender charges and
                       later cost of insurance charges, we will apply a decrease in Specified Face Amount in the following order--

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   finally, to the initial Specified Face
                               Amount.

                                   ACCESSING YOUR ACCOUNT VALUE

                       SURRENDERS AND SURRENDER CHARGES


If you surrender your Policy          You may surrender your Policy for its Cash Surrender Value at any time and receive its Cash Surren-  while the Insured is living. If you do, the insurance coverage and all other
der Value, you may incur      benefits under the Policy will terminate.
surrender charges, taxes,             CASH SURRENDER VALUE is your Policy's Account Value less the sum of--
and tax penalties.


                           -   the outstanding balance of any Policy
                               Debt; and

                           -   any surrender charges

                        21            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           We will deduct surrender charges from your Account
                       Value if you surrender your Policy or request a decrease in the Specified Face Amount during the surrender charge period. There are separate surrender charges for the initial Specified Face Amount and any increase in the Specified Face Amount you request. The surrender charge period will start on your Policy's Issue Date and on the effective date for the increase, respectively.


                           We will determine your Cash Surrender Value at the
                       next close of business on the New York Stock Exchange after we receive your written request for surrender at our Principal Office.


                           If you surrender your Policy, we will apply a
                       surrender charge to the initial Specified Face Amount and to each increase in the Specified Face Amount other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge will be an amount based on certain factors, including the Policy's Specified Face Amount and the Insured's age, sex and rating class. The following are examples of surrender charges at representative Issue Ages.


                                     FIRST YEAR SURRENDER CHARGES
                                  PER $1,000 OF SPECIFIED FACE AMOUNT
                                          (Non-tobacco Male)

                               ISSUE AGE 25   ISSUE AGE 35   ISSUE AGE 45
                               ------------   ------------   ------------
                                  $ 4.63         $ 5.77         $ 7.74

                               ISSUE AGE 55   ISSUE AGE 65   ISSUE AGE 75
                               ------------   ------------   ------------
                               $      11.25   $      22.38   $      31.38

                        22            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           The surrender charge will be calculated based on the
                       surrender charge percentages for the initial Specified Face Amount and each increase in the Specified Face Amount as shown in the table below.

                                                                SURRENDER CHARGE
                                                             (AS A PERCENTAGE OF THE
                                                                   FIRST YEAR
                           YEAR                                 SURRENDER CHARGE)
                           ----                              -----------------------
                             1                                        100.000
                             2                                        100.000
                             3                                        100.000
                             4                                        100.000
                             5                                        100.000
                             6                                         83.333
                             7                                         66.667
                             8                                         50.000
                             9                                         33.333
                            10                                         16.667
                     11 and thereafter                                  0.000


                           A surrender charge will be applied for each decrease
                       in the Specified Face Amount except for decreases in the Specified Face Amount resulting from a change in death benefit option or partial surrender. These surrender charges will be applied in the following order:


                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   third, to the initial Specified Face
                               Amount.

                           On a decrease in the initial Specified Face Amount,
                       you will pay a proportion of the full surrender charge based on the ratio of the Face Amount decrease to the Initial Face Amount. The surrender charge you pay on a decrease that is less than the full amount of an increase in Specified Face Amount will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the Specified Face Amount.

                           You may allocate any surrender charges resulting from
                       a decrease in the Specified Face Amount among the Sub-Accounts and the Fixed Account Value. If you do not specify the allocation, then the surrender charges will be allocated proportionally among the Sub-Accounts and the Fixed Account Value in excess of any Policy Debt.

                        23            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       PARTIAL SURRENDERS

If the applicable death               You may make a partial surrender of your Policy once each Policy Year
benefit option is Option A    after the first Policy Year by written request to us. Each partial surrender must
and you make a partial        be for at least $200, and no partial surrender may be made--
surrender of your Policy,     - during the first ten Policy Years for more than 20 percent of your Cash
the Specified Face Amount       Surrender Value at the end of the first Valuation Date after we receive your
will be decreased.              request or
A partial surrender may       - thereafter for more than your Cash Surrender Value.
result in taxes and tax               If the applicable death benefit option is Option A, the Specified Face
penalties.                    Amount will be decreased by the amount of the partial surrender. We will apply the decrease to the initial Specified Face Amount and to each increase in Speci-
                              fied Face Amount in the following order --

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and


                           -   third, to the initial Specified Face
                               Amount.


                           We will not accept requests for a partial surrender
                       if the Specified Face Amount remaining in force after the partial surrender would be less than the Minimum Specified Face Amount. We will effect a partial surrender at the next close of business on the New York Stock Exchange after we receive your written request for surrender.

                       POLICY LOANS

You may borrow from us using          You may request a policy loan of up to 90% of your Policy's Cash Value,
your Policy as collateral.    decreased by the amount of any outstanding Policy Debt on the date the policy loan is made. Your Policy will terminate for no value subject to a Grace Period if the Policy Debt exceeds the Cash Value. During the first five Policy Years, however, your Policy will not terminate if it satisfies the minimum premium test.

                           You may allocate the policy loan among the
                       Sub-Accounts and the Fixed Account Value. If you do not specify the allocation, then the policy loan will be allocated proportionally among the Sub-Accounts and the Fixed Account Value in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Value. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Value.

                        24            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           Interest on the policy loan will accrue daily at 4%
                       annually during Policy Years 1 through 10 and 3% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

                           There is no definitive guidance concerning the tax
                       treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan. You should therefore consult your tax adviser regarding loan amounts in Policy Years 11 and thereafter.

                           All funds we receive from you will be credited to
                       your Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity.

                           A policy loan, whether or not repaid, will affect the
                       Policy Proceeds payable upon the insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the Fixed Account Value while the loan is outstanding, the effect could be favorable or unfavorable.

                       TRANSFER PRIVILEGES


                           The Policy is not designed for professional market
                       timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions. Subject, however, to these special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account or to the Fixed Account Value. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm


                        25            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.


                           Transfers may be requested by indicating the transfer
                       of either a specified dollar amount or a specified percentage of the Fixed Account Value or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the Fixed Account Value or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account Value or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Sub-Accounts.

                           Transfer privileges are subject to our consent. We
                       reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; and (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.

                           We reserve the right to restrict amounts transferred
                       to the Variable Account from the Fixed Account Value to 20% of that portion of the Account Value attributable to the Fixed Account Value as of the end of the previous Policy Year.

                           We reserve the right to restrict amounts transferred
                       to the Fixed Account Value from the Variable Account to 20% of that portion of the Account Value attributable to the Variable Account as of the end of the previous Policy Year. We further reserve the right to restrict amounts transferred to the Fixed Account Value from the Variable Account in the event the portion of the Account Value attributable to the Fixed Account Value would exceed 30% of the Account Value.

                       ACCOUNT VALUE

                           Your Account Value is the sum of the amounts in each
                       Sub-Account of the Variable Account with respect to your Policy, plus the amount of the Fixed Account Value. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Percentage charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial surrenders, fees, policy loans and the net investment factor (described below) for the Sub-Accounts to which your Account Value is allocated.

                        26            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

A VALUATION DATE is any day           VARIABLE ACCOUNT VALUE.  We measure the amounts in the Sub- Accounts in
on which we, the applicable   terms of Units and Unit Values. On any given date, the amount you have in a
Fund, and the NYSE are open   Sub-Account is equal to the Unit Value multiplied by the number of Units credited
for business.                 to you in that Sub-Account. Amounts allocated to a Sub-Account will be used to
THE VALUATION PERIOD is the   purchase Units of that Sub-Account. Units are redeemed when you make partial
period of time from one       surrenders, undertake policy loans or transfer amounts from a Sub-Account, and determination of Unit Values  for the payment of Monthly Expense Charges, and Monthly Cost of Insurance charges
to the next.                  and other fees. The number of Units of each Sub- Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. The Unit Value for each Sub-Account is established at $10.00 for the first VALUATION DATE of the Sub- Account. The Unit Value for any subsequent
                              Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit
                              Value of a Sub-Account for any Valuation Date is determined as of the close of the VALUATION PERIOD ending on that Valuation Date.

                           Transactions are processed on the date we receive a
                       premium at our Principal Office or any acceptable written or telephonic request is received at our Principal Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

The INVESTMENT START DATE is          The Account Value attributable to each Sub-Account of the Variable the date we apply your first  Account on the INVESTMENT START DATE equals:
premium payment, which will   - that portion of net premium received and allocated to the Sub-Account, MINUS
be the later of the Issue     - that portion of the Monthly Expense Charges due on the policy date and
Date, the Policy Date or the    subsequent Monthly Anniversary Days through the Investment Start Date charged
Valuation Date we receive a     to the Sub-Account, MINUS
premium equal to or in
excess of the initial pre-
mium.

                           -   that portion of the Monthly Cost of
                               Insurance deductions due from the
                               policy date through the Investment
                               Start Date charged to the Sub-Account.

                           The Account Value attributable to each Sub-Account of
                       the Variable Account on subsequent Valuation Dates is equal to:

                           -   the Account Value attributable to the
                               Sub-Account on the preceding Valuation
                               Date multiplied by that Sub-Account's
                               net investment factor, PLUS

                           -   that portion of net premium received
                               and allocated to the Sub-Account
                               during the current Valuation Period,
                               PLUS

                        27            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           -   any amounts transferred by you to the
                               Sub-Account from another Sub-Account
                               or from the Fixed Account Value during
                               the current Valuation Period, MINUS

                           -   any amounts transferred by you from
                               the Sub-Account to another Sub-Account
                               or to the Fixed Account Value during
                               the current Valuation Period, MINUS


                           -   that portion of any partial surrenders
                               deducted from the Sub-Account during
                               the current Valuation Period, MINUS



                           -   that portion of any policy loan or
                               capitalized loan interest transferred
                               from the Sub-Account to the Fixed
                               Account Value during the current
                               Valuation Period, MINUS



                           -   that portion of any surrender charges
                               associated with a decrease in the
                               Specified Face Amount charged to the
                               Sub-Account during the current
                               Valuation Period, MINUS


                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Expense
                               Charge for the Policy Month just
                               beginning charged to the Sub-Account,
                               MINUS

                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Cost of
                               Insurance for the Policy Month just
                               ending charged to the Sub-Account.

                           NET INVESTMENT FACTOR.  The NET INVESTMENT FACTOR for
                       each Sub-Account for any Valuation Period is determined by deducting the Mortality and Expense Risk Charge for each day in the Valuation Period from the quotient of (1) and (2) where:

                       (1) is the net result of --

                           -   the net asset value of a Fund share
                               held in the Sub-Account determined as
                               of the end of the Valuation Period,
                               PLUS

                           -   the per share amount of any dividend
                               or other distribution declared on Fund
                               shares held in the Sub-Account if the
                               "ex-dividend" date occurs during the
                               Valuation Period, PLUS OR MINUS

                           -   a per share credit or charge with
                               respect to any taxes reserved for by
                               us, or paid by us if not previously
                               reserved for, during the Valuation
                               Period which are determined by us to
                               be attributable to the operation of
                               the Sub-Account; and

                        28            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       (2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

                           The Mortality and Expense Risk Charge for the
                       Valuation Period is the Daily Risk Charge times the number of days in the Valuation Period.

                           The net investment factor may be greater or less than
                       one.

                           FIXED ACCOUNT VALUE.  The Fixed Account Value on the
                       Investment Start Date equals:

                           -   that portion of net premium received
                               and allocated to the Fixed Account
                               Value accrued at interest, MINUS

                           -   that portion of the Monthly Expense
                               Charges due on the policy date and
                               subsequent Monthly Anniversary Days
                               through the Investment Start Date
                               charged to the Fixed Account Value
                               accrued at interest, MINUS

                           -   that portion of the Monthly Cost of
                               Insurance deductions due from the
                               policy date through the Investment
                               Start Date charged to the Fixed
                               Account Value accrued at interest.

                           The Fixed Account Value on subsequent Valuation Dates
                       is equal to:

                           -   the Fixed Account Value on the
                               preceding Valuation Date accrued at
                               interest, PLUS

                           -   that portion of net premium received
                               and allocated to the Fixed Account
                               Value during the current Valuation
                               Period accrued at interest, PLUS

                           -   any amounts transferred by you to the
                               Fixed Account Value from the Variable
                               Account during the current Valuation
                               Period accrued at interest, MINUS

                           -   any amounts transferred by you from
                               the Fixed Account Value to the
                               Variable Account during the current
                               Valuation Period accrued at interest,
                               MINUS

                           -   that portion of any partial surrenders
                               deducted from the Fixed Account Value
                               during the current Valuation Period
                               accrued at interest, PLUS


                           -   any policy loan or capitalized loan
                               interest transferred from the Variable
                               Account to the Fixed Account Value
                               during the current Valuation Period
                               accrued at interest, MINUS


                           -   that portion of any surrender charges
                               associated with a decrease in the
                               Specified Face Amount charged to the

                        29            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                               Fixed Account Value during the current
                               Valuation Period, MINUS

                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Expense
                               Charge for the Policy Month just
                               beginning charged to the Fixed Account
                               Value accrued at interest, MINUS

                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Cost of
                               Insurance for the Policy Month just
                               ending charged to the Fixed Account
                               Value accrued at interest.

                           The minimum guaranteed interest rate applicable to
                       the Fixed Account Value is 3% annually. Interest in excess of the guaranteed rate may be applied in the calculation of the Fixed Account Value at such increased rates and in such manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.

                           INSUFFICIENT VALUE.  Your Policy will terminate for
                       no value, subject to a Grace Period described below if, on a Valuation Date, a Monthly Anniversary Day occurred during the Valuation Period and--

                           -   your Policy's Cash Surrender Value is
                               equal to or less than zero or

                           -   the Policy Debt exceeds the Cash
                               Value.

                           During the first five Policy Years, a policy will not
                       terminate by reason of insufficient value if it satisfies the "minimum premium test," described below.

                           If on a Valuation Date a Monthly Anniversary Day
                       occurred during the Valuation Period and the Monthly Expense Charge plus the Monthly Cost of Insurance plus the Policy Debt exceed your Account Value, any Unpaid Policy Charges will be increased by the amount in excess of your Account Value. Except for policies delivered in the state of Texas, any Unpaid Policy Charges will accumulate interest at an annual rate of 3%.

                           MINIMUM PREMIUM TEST (NO-LAPSE GUARANTEE).  A Policy
                       satisfies the minimum premium test if the premiums paid less any partial surrenders less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.

                        30            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
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                           The applicable Minimum Monthly Premiums are specified
                       in your Policy. We will revise the Minimum Monthly Premiums as a result of any of the following changes to a
                       Policy:

                           -   an increase in the Specified Face
                               Amount;

                           -   an increase in the cost of any rider;

                           -   when requested by you, the addition of
                               any rider.

                           The revised Minimum Monthly Premiums will be
                       effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.

                           GRACE PERIOD.  If, on a Valuation Date, your Policy
                       will terminate by reason of insufficient value, we will allow a Grace Period. This Grace Period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record. We will assume that your last known address is the address shown on your Policy Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the Grace Period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this Grace Period. If the Policy Proceeds become payable by us during the Grace Period, then any Unpaid Policy Charges will be deducted from the amount payable by us.

                           SPLITTING UNITS.  We reserve the right to split or
                       combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of your Policy.

                       CHARGES AND DEDUCTIONS

                           EXPENSE CHARGES APPLIED TO PREMIUM.  We will deduct a
                       charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. The current charge is 5.25%. The maximum charge is guaranteed not to exceed 7.25%.

                           MORTALITY AND EXPENSE RISK CHARGE.  This charge is
                       for the mortality and expense risks we assume with respect to the Policy. It is based on an annual rate that we apply against the Variable Account on a daily basis.

                        31            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           The Mortality and Expense Risk Charge will be
                       determined by us from time to time based on our expectations of future interest, mortality costs, persistency, expenses and taxes, but will not exceed 0.90% annually. Effective June 1, 2000, the charge is 0.60% for Policy Years 1 through 10 and 0.20% thereafter. Until that date, our current charges are 0.80% for Policy Years 1 through 10 and 0.50% thereafter.


                           The mortality risk we assume is that the group of
                       lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

                           MONTHLY EXPENSE CHARGE.  We will deduct a charge of
                       $8.00 from your Policy's Account Value each Policy Month to cover our administrative costs. The Monthly Expense Charge will be deducted proportionally from the Sub-Accounts and the Fixed Account Value in excess of any Policy Debt.

                           MONTHLY COST OF INSURANCE.  We deduct a Monthly Cost
                       of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. The Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Sub-Accounts and the Fixed Account Value in excess of any Policy Debt.

                           The Monthly Cost of Insurance equals the sum of (1),
                       (2) and (3) where:

                       (1) is the cost of insurance charge equal to the Monthly
                           Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;

                       (2) is the monthly rider cost for any riders which are a
                           part of your Policy (with the monthly rider cost, if any riders are added, as described in the rider itself); and

                       (3) is any additional insurance charge calculated as
                           specified in your Policy, for, among other reasons, occupational or avocational risks.

                           The NET AMOUNT AT RISK equals:

                           -   the death benefit divided by 1.00247;
                               MINUS

                           -   your Account Value on the Valuation
                               Date prior to assessing the monthly
                               expense charge and the cost of
                               insurance charges.

                           If there are increases in the Specified Face Amount
                       other than increases caused by changes in the death benefit option, the cost of insurance charge

                        32            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       described above is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.


                           MONTHLY COST OF INSURANCE RATES.  The Monthly Cost of
                       Insurance rates (except for any such rate applicable to an increase in the Specified Face Amount) are based on the length of time your Policy has been in force and the insured's sex (in the case of non-unisex Policies), Issue Age, and rating class. The Monthly Cost of Insurance rates applicable to each increase in the Specified Face Amount are based on the length of time the increase has been in force and the Insured's sex (in the case of non-unisex Policies), Issue Age, and rating class. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.


                           BASIS OF COMPUTATION.  Guaranteed Maximum Monthly
                       Cost of Insurance Rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The Guaranteed Maximum Monthly Cost of Insurance Rates reflect any underwriting rating applicable to the Policy. We have filed a detailed statement of our methods for computing Cash Values with the insurance department in each jurisdiction where the Policy was delivered. These values equal or exceed the minimum required by law.


                       WAIVERS AND REDUCED CHARGES



                           We may reduce or waive the sales load or surrender
                       charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our or our affiliates' officers, directors and employees.


                       MATURITY


                           Your policy will terminate when the insured reaches
                       Attained Age 100. If the insured is living and your Policy is in force on the Maturity date, your policy's Cash Surrender Value will be payable to you.


                        33            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       MATURITY DATE EXTENSION

                           The Maturity date of your Policy will be extended
                       beyond the original Maturity date shown in your Policy, if you so request in writing at our Principal Office prior to the original Maturity date and the Policy has a Cash Value on the original Maturity date. The new Maturity date will be the one you request.

                           After the original Maturity date (if you have
                       requested a new Maturity date):

                           -   We will not accept any more premium
                               payments for your Policy.

                           -   No more deductions for the Monthly
                               Expense Charges or for Monthly Cost of
                               Insurance charges will be made from
                               your Account Value.

                           -   The death benefit will be your Account
                               Value on the date of the insured's
                               death.

                           -   Your Policy's reinstatement provisions
                               will not apply.

                           Except as provided above, an extension of the
                       Maturity date does not alter your Policy.

                           If the Maturity date is extended, your Policy may not
                       qualify as life insurance beyond the original Maturity date and may be subject to tax consequences. We recommend that you receive counsel from your tax adviser. We will not be responsible for any adverse tax consequences resulting from the extension of the Maturity date of your Policy.

                       SUPPLEMENTAL BENEFITS

                           The following supplemental benefit riders are
                       available, subject to certain limitations described below. There is no charge for the accelerated benefits rider. An additional cost of insurance will be charged for each of the other riders which is in force as a part of the Monthly Cost of Insurance charge.


                           ACCELERATED BENEFITS RIDER.  Under this rider, we
                       will pay you, at your written request in a form satisfactory to us, an "accelerated benefit" if the Insured is terminally ill. An Insured is considered "terminally ill" if the Insured has a life expectancy of 12 months or less due to illness or physical condition. We will require proof, satisfactory to us, of the Insured's terminal illness, including, but not limited to, certification by an independent physician. No accelerated benefit is payable, however, unless your Policy has been in force for at least two years following its Issue Date or the date of its last reinstatement.


                        34            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           The accelerated benefit payment will be equal to that
                       portion of your Policy's death benefit requested by you, not to exceed the lesser of (a) 75% of the amount of the death benefit or (b) $250,000 (the "Accelerated Amount"), subject to the following adjustments:

                           -   We will discount the Accelerated
                               Amount based on an annual interest
                               rate, not to exceed the greater of:
                               (a) the yield on 90-day Treasury bills
                               on the day we receive your request; or
                               (b) the statutory maximum policy loan
                               interest rate.

                           -   If you have an outstanding policy loan
                               on the date we approve your request,
                               we will reduce the Accelerated Amount
                               in partial payment of the policy loan
                               by an amount equal to the amount of
                               the policy loan multiplied by the
                               ratio of the Accelerated Amount to the
                               amount of your Policy's death benefit
                               (the "Eligible Amount").

                           -   We will reduce the Accelerated Amount
                               by the amount of any administrative
                               fee, not to exceed $150, in effect at
                               the time we receive your request.

                           You may request only one accelerated benefit payment.
                       This rider will terminate upon payment of an accelerated benefit, and the Specified Face Amount and Account Value of your Policy will be reduced by the ratio of the Accelerated Amount to the Eligible Amount.

                           ACCIDENTAL DEATH BENEFIT RIDER.  Under this rider, we
                       will pay the accidental death benefit specified in your Policy when we receive due proof of the insured's accidental death and that death occurred while this rider was in force, on or after the insured's first birthday and within ninety days after the date of the accident. "Accidental death" means that the insured died as a direct result, independent of all other causes, (a) from an injury sustained solely by external or violent accident, or (b) by an accidental drowning, excluding death caused by certain specified risks. If you change your Policy's Specified Face Amount, the accidental death benefit will not change unless you specifically request such a change. This rider will terminate on the earliest of (a) the nearest policy anniversary to the insured's 70th birthday or (b) the date that this policy terminates in accordance with its grace period provision.


                           MONTHLY RIDER COST.  The cost of this rider will be
                       part of the Monthly Cost of Insurance charge described in this prospectus. The total monthly rider cost will equal a rate which varies by the Insured's issue age, sex and rating class multiplied by the amount of the accidental death benefit.


                        35            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           WAIVER OF MONTHLY DEDUCTIONS RIDER.  Under this
                       rider, we will waive the monthly deductions under your Policy retroactive to the date of total disability when the insured suffers a total disability, if the insured's total disability commences while this rider is in force and continues for six months. We will continue to waive the monthly deduction for as long as the disability continues. We must receive written notice and due proof before we will waive the monthly deductions. We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years. We will not waive the monthly deductions--

                           -   for any month before the insured's
                               fifth birthday;

                           -   for any month which is more than one
                               year before we receive a notice of the
                               total disability; or

                           -   if the total disability is caused by
                               or results from certain specified
                               risks.

                           A "total disability" is any incapacity resulting from
                       bodily injury or disease which--

                           -   during the first 24 months of the
                               incapacity prevents the insured from
                               performing substantially all of the
                               major duties of the insured's
                               occupation; and

                           -   if the incapacity continues beyond 24
                               months, prevents the insured from
                               doing any work for which the insured
                               is reasonably qualified to perform by
                               reason of training, education or
                               experience.

                           Even if the insured can work, the following
                       constitutes a total disability:

                           -   total and permanent loss of sight of
                               both eyes or total and permanent loss
                               of hearing in both ears;

                           -   severance of both hands, both feet, or
                               one hand and one foot.

                           While the insured's total disability is continuing,
                       you cannot change your Policy's--

                           -   Specified Face Amount, unless
                               otherwise permitted under the
                               provisions of another rider to your
                               policy; or

                           -   your death benefit option.

                           This rider will terminate on the earliest of:

                           -   the nearest policy anniversary to the
                               insured's 65th birthday, unless the
                               insured's total disability is
                               continuing, and if the total
                               disability commences before the

                        36            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                               policy anniversary nearest to the
                               insured's 60th birthday; or

                           -   the nearest policy anniversary to the
                               insured's 65th birthday, if the total
                               disability commenced on or after the
                               policy anniversary nearest to the
                               insured's 60th birthday; or

                           -   the date that the Policy terminates in
                               accordance with its Grace Period
                               provision.

                           If this rider terminates because your Policy lapses,
                       we will reinstate the rider if certain specified conditions are met.


                           MONTHLY RIDER COST.  The cost of this rider will be
                       part of the Monthly Cost of Insurance charge described in this prospectus. The total monthly rider cost will equal a rate based on the Insured's Issue Age, sex and rating class multiplied by the net amount at risk.


                           PAYMENT OF STIPULATED AMOUNT RIDER.  Under this
                       rider, we will make a monthly payment of the "stipulated amount" when the insured suffers a total disability, if the insured's total disability commences while this rider is in force and continues for six months. We will continue to make a payment of that amount for as long as the disability continues. We must receive written notice and due proof before we will make a payment. We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for five years. We will not make payments under this rider if the total disability is caused by or results from certain specified risks. This rider will not apply to any Monthly Anniversary Day that occurs before the insured's fifth birthday or that was due more than one year before we first received notice of the insured's total disability.

                           A "total disability" is any incapacity resulting from
                       bodily injury or disease which--

                           -   during the first 60 months of the
                               incapacity prevents the insured from
                               performing substantially all of the
                               major duties of the insured's
                               occupation; and

                           -   if the incapacity continues beyond 60
                               months, prevents the insured from
                               doing any work for which the insured
                               is reasonably qualified to perform by
                               reason of training, education or
                               experience.

                           Even if the insured can work, the following
                       constitutes a total disability:

                           -   total and permanent loss of sight of
                               both eyes or total and permanent loss
                               of hearing in both ears;

                        37            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           -   severance of both hands, both feet, or
                               one hand and one foot.

                           You may change the stipulated amount by written
                       request to our Principal Office. An increase in the stipulated amount is subject to our underwriting and administrative rules in effect at the time. If we make a change to this Policy at your request and if that change results in a reduction of the amount of premium you may pay for this Policy under applicable tax law, we will reduce the stipulated amount to conform to that reduction. We will reduce the cost of insurance for this rider appropriately. We will inform you in writing of these reductions.

                           You may not change the frequency of premium payment
                       for your Policy or increase the stipulated amount while the insured's total disability is continuing.

                           This rider will terminate on the earliest of:

                           -   The policy anniversary nearest to the
                               insured's 65th birthday. However, if
                               the insured's total disability
                               commenced before that policy
                               anniversary, the benefit provided by
                               this rider will continue until the end
                               of the benefit period specified in
                               your policy. No total disability of
                               the insured's that commences on or
                               after the policy anniversary nearest
                               to the insured's 65th birthday is
                               covered under this rider.

                           -   The date your Policy lapses because of
                               insufficient value.

                           -   The date your Policy is surrendered
                               for its Cash Surrender Value.

                           -   The date of death of the insured.

                           -   The date we receive your written
                               request that it be terminated.


                           MONTHLY RIDER COST.  The monthly cost for this rider
                       is equal to the stipulated amount times a rate which varies by factors including the Insured's Issue Age, sex, and rating class.


                       TERMINATION OF POLICY

                           Your Policy will terminate on the earlier of the date
                       we receive your request to surrender, the expiration date of the Grace Period due to insufficient value, the date of death of the insured, or the Maturity date.

                        38            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       REINSTATEMENT

                           Before the insured's death, we will reinstate your
                       Policy prior to its Maturity date, provided that the Policy has not been surrendered and you--

                           -   make a request for reinstatement
                               within five years from the date of
                               termination;

                           -   submit satisfactory evidence of
                               insurability to us; and

                           -   pay an amount sufficient to put your
                               Policy in force.

                           To put your Policy in Force, you must pay an amount
                       of at least--


                           -   the Unpaid Policy Charges at the date
                               of termination; plus



                           -   any excess of the Policy Debt over the
                               Cash Value at the date of termination;
                               plus


                           -   three times the Monthly Cost of
                               Insurance charges applicable at the
                               date of reinstatement; plus

                           -   three times the Monthly Expense
                               Charge.

                           During the first five Policy Years, an amount is
                       sufficient to put your Policy in force if it meets the minimum premium test.

                           A reinstated Policy's Specified Face Amount may not
                       exceed the Specified Face Amount at the time of termination. Your Account Value on the reinstatement date will reflect:

                           -   the Account Value at the time of
                               termination; PLUS

                           -   net premiums attributable to premiums
                               paid to reinstate the Policy; MINUS

                           -   the Monthly Expense Charge; MINUS

                           -   the Monthly Cost of Insurance charge
                               applicable on the date of
                               reinstatement.

                           The effective date of reinstatement will be the
                       Monthly Anniversary Day that falls on or next follows the date we approve your request.

                           Any Policy Debt at the time of termination must be
                       repaid upon the reinstatement of the Policy or carried over to the reinstated Policy.

                           If your Policy was subject to surrender charges when
                       it lapsed, the reinstated Policy will be subject to surrender charges as if it had not terminated.

                        39            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           The incontestability provision of the Policy will
                       apply to the Policy after reinstatement as regards statements made in the application for reinstatement. The suicide provision of the Policy will apply to the policy after reinstatement. In those provisions of a reinstated Policy, "Issue Date" means the effective date of reinstatement.

                       DEFERRAL OF PAYMENT


                           We will usually pay any amount due from the Variable
                       Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the Insured, due proof of such death. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial surrender, or policy loan may be postponed whenever:


                           -   the New York Stock Exchange is closed
                               other than customary weekend and
                               holiday closing, or trading on the
                               NYSE is otherwise restricted;

                           -   the Securities and Exchange
                               Commission, by order, permits
                               postponement for the protection of
                               policyowners; or

                           -   an emergency exists as determined by
                               the Securities and Exchange
                               Commission, as a result of which
                               disposal of securities is not
                               reasonably practicable, or it is not
                               reasonably practicable to determine
                               the value of the assets of the
                               Variable Account.

                       RIGHTS OF OWNER


                           While the Insured is alive, unless you have assigned
                       any of these rights, you may:


                           -   transfer ownership to a new owner;


                           -   name a contingent owner who will
                               automatically become the owner of the
                               Policy if you die before the Insured;


                           -   change or revoke a contingent owner;

                           -   change or revoke a beneficiary;

                           -   exercise all other rights in the
                               Policy;

                           -   increase or decrease the Specified
                               Face Amount, subject to the other
                               provisions of the Policy;

                        40            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           -   change the death benefit option,
                               subject to the other provisions of the
                               Policy.

                           When you transfer your rights to a new owner, you
                       automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

                           You do not need the consent of a beneficiary or a
                       contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

                       RIGHTS OF BENEFICIARY

                           The beneficiary has no rights in the Policy until the
                       death of the insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

                       OTHER POLICY PROVISIONS

                           ADDITION, DELETION OR SUBSTITUTION OF
                       INVESTMENTS. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we may make appropriate amendments to the Policy to reflect the substitution.

                           ENTIRE CONTRACT.  Your entire contract with us
                       consists solely of the Policy, including the attached copy of your Policy Application and any attached copies of supplemental applications for increases in the Specified Face Amount.

                        41            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           ALTERATION.  Sales representatives do not have any
                       authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary, or one of our vice presidents.

                           MODIFICATION.  Upon notice to you, we may modify the
                       Policy if such a modification--

                           -   is necessary to make the Policy or the
                               Variable Account comply with any law
                               or regulation issued by a governmental
                               agency to which we are or the Variable
                               Account is subject;

                           -   is necessary to assure continued
                               qualification of the Policy under the
                               Internal Revenue Code or other federal
                               or state laws as a life insurance
                               policy;

                           -   is necessary to reflect a change in
                               the operation of the Variable Account
                               or the Sub-Accounts; or

                           -   adds, deletes or otherwise changes
                               Sub-Account options.

                           We also reserve the right to modify certain
                       provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.


                           ASSIGNMENTS.  During the lifetime of the Insured, you
                       may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we received it. We are not responsible for the validity or legal effect of any assignment.


                           NONPARTICIPATING.  The Policy does not pay dividends.
                       The Policy does not share in our profits or surplus earnings.

                           MISSTATEMENT OF AGE OR SEX (NON-UNISEX POLICY).  If
                       the age or sex (in the case of a non-unisex Policy) of the insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

                           Misstatement discovered at death--The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex (for a non-unisex Policy).

                           Misstatement discovered prior to death--Your Account Value will be recalculated from the policy date using the Monthly Cost of Insurance Rates based on the correct age or sex (for a non-unisex Policy).

                        42            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           SUICIDE.  If the insured, whether sane or insane,
                       commits suicide within two years after your Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial surrenders.

                           If the insured, whether sane or insane, commits
                       suicide within two years after the effective date of an increase in the Specified Face Amount, then our liability as to that increase will be the cost of insurance for that increase.


                           INCONTESTABILITY.  All statements made in the
                       application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid, or change in death benefit option of the Policy. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the face amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the insured for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.


                           REPORT TO OWNER.  We will send you a report at least
                       once each Policy Year. The report will show current policy values, premiums paid, and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

                           ILLUSTRATIONS.  After the first Policy Year, we will
                       provide you with an illustration of future Account Values and death benefits upon request. We may charge a fee not to exceed $25 per illustration.

                                     PERFORMANCE INFORMATION

We may present mutual fund            We may sometimes publish performance information related to the Fund, the
portfolio performance and     Variable Account or the Policy in advertising, sales literature and other
hypothetical Policy illus-    promotional materials. This information is based on past investment results and
trations in sales             is not an indication of future performance.
literature.

                        43            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       PORTFOLIO PERFORMANCE

                           We may publish a mutual fund portfolio's TOTAL RETURN
                       or AVERAGE ANNUAL TOTAL RETURN. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

                           We may also publish a mutual fund portfolio's yield.
                       Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period.

                           TOTAL RETURNS AND YIELDS QUOTED FOR A MUTUAL FUND
                       PORTFOLIO INCLUDE THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES OF THE PORTFOLIO, BUT DO NOT INCLUDE CHARGES AND DEDUCTIONS ATTRIBUTABLE TO YOUR POLICY. These expenses would reduce the performance quoted.

                       ADJUSTED PORTFOLIO PERFORMANCE

                           We may publish a mutual fund portfolio's total return
                       and yields adjusted for charges against the assets of the Variable Account.

                           We may publish total return and yield quotations
                       based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

                       OTHER INFORMATION

                           Performance information may be compared, in reports
                       and promotional literature, to:

                           -   the S&P 500, Dow Jones Industrial
                               Average, Lehman Brothers Aggregate
                               Bond Index or other unmanaged indices
                               so that investors may compare the
                               Sub-Account results with those of a
                               group of unmanaged securities widely
                               regarded by investors as
                               representative of the securities
                               markets in general;

                        44            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           -   other groups of variable life variable
                               accounts or other investment products
                               tracked by Lipper Analytical Services,
                               a widely used independent research
                               firm which ranks mutual funds and
                               other investment products by overall
                               performance, investment objectives,
                               and assets, or tracked by other
                               services, companies, publications, or
                               persons, such as Morningstar, Inc.,
                               who rank such investment products on
                               overall performance or other criteria;
                               or

                           -   the Consumer Price Index (a measure
                               for inflation) to assess the real rate
                               of return from an investment in the
                               Sub-Account. Unmanaged indices may
                               assume the reinvestment of dividends
                               but generally do not reflect
                               deductions for administrative and
                               management expenses.

                           We may provide policy information on various topics
                       of interest to you and other prospective policyowners. These topics may include:

                           -   the relationship between sectors of
                               the economy and the economy as a whole
                               and its effect on various securities
                               markets;

                           -   investment strategies and techniques
                               (such as value investing, market
                               timing, dollar cost averaging, asset
                               allocation, constant ratio transfer
                               and account rebalancing);

                           -   the advantages and disadvantages of
                               investing in tax-deferred and taxable
                               investments;

                           -   customer profiles and hypothetical
                               purchase and investment scenarios;

                           -   financial management and tax and
                               retirement planning; and

                           -   investment alternatives to
                               certificates of deposit and other
                               financial instruments, including
                               comparisons between a Policy and the
                               characteristics of, and market for,
                               such financial instruments.

                                FEDERAL INCOME TAX CONSIDERATIONS

We do not make any guar-              The following summary provides a general description of the federal
antees about the Policy's     income tax considerations associated with the Policy and does not purport to be
tax status.                   complete or to cover all situations. This discussion is NOT intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal

                        45            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       Revenue Service (the "IRS"). We make no representation as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICY.

                           The Policy may be used in various arrangements,
                       including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes of the particular arrangement.

                       TAX STATUS OF THE POLICY

We believe the Policy will            A Policy has certain tax advantages when treated as a life insurance
be treated as a life          contract within the meaning of Section 7702 of the Internal Revenue Code of 1986,
insurance contract under      as amended (the "Code"). We believe that the Policy meets the Section 7702
federal tax laws.             definition of a life insurance contract and will take whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with Sec-
                              tion 7702.

                       DIVERSIFICATION OF INVESTMENTS

                           Section 817(h) of the Code requires that the Variable
                       Account's investments be "adequately diversified" in accordance with certain Treasury regulations. We believe that the Variable Account will be adequately diversified.


                           In certain circumstances, the owner of a variable
                       life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. We do not know what standards will be established, if any, in the regulations or rulings which the Treasury has stated it expects to issue on this question. We therefore reserve the right to modify the Policy as necessary to attempt to prevent a policyowner from being considered the owner of a pro-rata share of the assets of the Variable Account.


                           The following discussion assumes that your Policy
                       will qualify as a life insurance contract for federal income tax purposes.

                        46            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       TAX TREATMENT OF POLICY BENEFITS

Death benefits do not incur           LIFE INSURANCE DEATH BENEFIT PROCEEDS.  In general, the amount of the
federal income tax.           death benefit payable under your Policy is excludible from your gross income under the Code.

Investment gains are nor-             TAX DEFERRED ACCUMULATION.  Any increase in your Account Value is
mally not taxed unless dis-   generally not taxable to you unless you receive or are deemed to receive amounts
tributed to you before the    from the Policy before the insured dies.
insured dies.                         DISTRIBUTIONS.  If you surrender your Policy, the amount you will receive as a result will be subject to tax as ordinary income to the extent that amount exceeds the "investment in the contract," which is generally the total of premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.

                           Depending on the circumstances, any of the following
                       transactions may have federal income tax consequences:

                           -   the exchange of a Policy for a life
                               insurance, endowment or annuity
                               contract;

                           -   a change in the death benefit option;

                           -   a policy loan;

                           -   a partial surrender;

                           -   a surrender;

                           -   a change in the ownership of a Policy;

                           -   the addition of an accelerated death
                               benefit rider; or

                           -   an assignment of a Policy.

                           In addition, federal, state and local transfer and
                       other tax consequences of ownership or receipt of Policy Proceeds will depend on your circumstances and those of the named beneficiary. Whether partial surrenders (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether your Policy is considered a "modified endowment contract."

                        47            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

If you pay more premiums              MODIFIED ENDOWMENT CONTRACTS.  Section 7702A of the Code treats certain
than permitted under the      life insurance contracts as "modified endowment contracts" ("MECs"). The Code
seven-pay test, your Policy   defines MECs as those Policies issued or materially changed after June 21, 1988
will be a MEC.                on which the total premiums paid during the first seven years exceed the amount that would have been paid if the Policy provided for paid-up benefits for seven annual premiums ("seven-pay test").

                           We will monitor the Policy to determine whether
                       additional premium payments would cause the Policy to become a MEC and will take certain steps in an attempt to avoid this result.

                           Further, if a transaction occurs which decreases the
                       face amount of your Policy during the first seven years, we will retest your Policy, as of the date of its purchase, based on the lower face amount to determine compliance with the seven-pay test. Also, if a decrease in face amount occurs within seven years of a "material change," we will retest your Policy for compliance as of the date of the "material change." Failure to comply in either case would result in the Policy's classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.

                           The rules relating to whether a Policy will be
                       treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause your Policy to be treated as a MEC.

If your Policy becomes a              DISTRIBUTIONS UNDER MODIFIED ENDOWMENT CONTRACTS.  If treated as a MEC,
MEC, partial surrenders,      your Policy will be subject to the following tax rules:
loans and surrenders may      -  First, partial surrenders are treated as ordinary income subject to tax up to
incur taxes and tax             the amount equal to the excess (if any) of your Account Value immediately
penalties.                      before the distribution over the "investment in the contract" at the time of the distribution.

                       - Second, policy loans and loans secured by a Policy are treated as partial surrenders and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.

                       - Third, a 10 percent additional income tax is imposed on that portion of any distribution (including distributions upon surrender), policy loan, or loan secured by a Policy, that is included in income, except where the distribution or loan is:

                           -   made when you are age 59 1/2 or older;

                           -   attributable to your becoming
                               disabled; or

                        48            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           -   is part of a series of substantially
                               equal periodic payments for the
                               duration of your life (or life
                               expectancy) or for the duration of the
                               longer of your or the beneficiary's
                               life (or life expectancies).


                           These exceptions may only apply if the policy is
                       owned by an individual and, generally do not apply if the policy is owned by a legal entity such as a trust, partnership or corporation.


                           DISTRIBUTIONS UNDER A POLICY THAT IS NOT A MEC.  If
                       your Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the "investment in the contract," and then as a distribution of taxable income to the extent the distribution exceeds the "investment in the contract." An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change which reduces benefits under the Policy which are made for purposes of maintaining compliance with Section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

                           If your Policy is not a MEC, policy loans and loans
                       secured by the Policy are generally not treated as distributions. Such loans are instead treated as your indebtedness.

                           Finally, if your Policy is not a MEC, distributions
                       (including distributions upon surrender), policy loans and loans secured by the Policy are not subject to the 10 percent additional tax.


                           POLICY LOAN INTEREST.  Generally, no tax deduction is
                       allowed for interest paid or accrued on any indebtedness under a Policy. In addition, if the policyowner is not a natural person, or is a direct or indirect beneficiary under the Policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's otherwise allowable interest expense deduction. This rule may not, however, apply if you are such a policyowner engaged in a trade or business and the Policy covers an officer, director, employee, or 20 percent owner of your business, within the meaning of Section 264(f)(4). You should consult your tax adviser for further guidance on these issues.


                           Also, there is no definitive guidance concerning the
                       tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan, as is the case for loan amounts in Policy Years 11 and thereafter. You should consult your tax adviser regarding loan amounts in those Policy Years.

                        49            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           MULTIPLE POLICIES.  All modified endowment contracts
                       issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a policy distribution which is taxable to you.

We may be required to with-           FEDERAL INCOME TAX WITHHOLDING.  We will withhold and remit to the hold taxes from certain dis-  federal government the amount of any tax due on that portion of a policy
tributions to you.            distribution which is taxable if we do not have a valid social security number for you, unless you direct us otherwise in writing at or before the time of the distribution. As the policyowner, however, you will be responsible for the pay-
                              ment of any taxes and early distribution penalties that may be due on policy distributions, regardless of whether those amounts are subject to withholding.

                       OUR TAXES

                           As a result of the Omnibus Budget Reconciliation Act
                       of 1990, we are currently and are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This so-called "deferred acquisition cost" tax ("DAC tax") applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for us.

                           At present, we do not assess any charge against the
                       assets of the Variable Account for any federal, state or local taxes that we incur which may be attributable to the Variable Account or any Policy. We, however, reserve the right in the future to assess a charge against the assets of the Variable Account for any such taxes or other economic burdens resulting from the application of any tax laws that we determine to be properly attributable to the Variable Account or any Policy.

                                      DISTRIBUTION OF POLICY

                           The Policy will be sold by licensed insurance agents
                       in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is our wholly-owned subsidiary and is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain variable annuity contracts and other variable life insurance contracts we issue.

                        50            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                           Gross first year commissions plus any expense
                       allowance payments we pay on the sale of the Policy may vary with the sales agreement with broker-dealers depending on the particular circumstances, but is not expected to exceed 90% of the target premium, which will vary based on the Insured's age, sex and rating Class, plus 3% of any excess premium payments. Gross renewal commissions in Policy Years 2 through 10 will not exceed 4% of actual premium payments, and will not exceed 1% in Policy Years 11 and thereafter. In addition, we may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. In Policy
                       Year 3 and thereafter, 0.10% of the Variable Account Value per annum will be paid to broker-dealers.


                                          VOTING RIGHTS


                           We are the legal owner of all shares of the Funds
                       held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.


                           We will vote shares held in each Sub-Account for
                       which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

                           The number of shares in each Sub-Account for which a
                       policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

                           We may, if required by state insurance regulators,
                       disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we

                        51            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.


                               OUR DIRECTORS AND EXECUTIVE OFFICERS



                           Our directors and executive officers are listed
                       below, together with information as to their ages, dates of election, and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, those directors and officers who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions. The asterisks below denote the year that the indicated director was elected to our board of directors.



                       DONALD A. STEWART, 53, Chairman and Director (1996*) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is Chairman and Chief Executive Officer and a
                       Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Chairman and a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Massachusetts Financial Services Company.



                       C. JAMES PRIEUR, 48, Vice Chairman and Director (1998*) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is President and Chief Operating Officer of Sun
                       Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Vice Chairman and a Director of Sun Life Insurance and Annuity Company of New York; Chairman and a Director of Sun Capital Advisers, Inc.; Chairman of the Board and Executive Vice President, Sun Capital Advisers Trust; President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada - U.S. Operations
                       Holdings, Inc.; and a Director of Sun Life Information Services Ireland Limited and Massachusetts Financial Services Company.



                       JAMES A. MCNULTY, III, 57, President and
                       Director (1999*)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Executive Vice President, U.S. Operations for
                       Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; President and Director of Sun Life Insurance and Annuity Company of New York; and


                        52            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       Chairman and Director of Sun Life of Canada (U.S.) Distributors, Inc. He is President and a Director of Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial Co.; Senior Vice President and a Director of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., and Sun Life of Canada (U.S.) Financial Services Holdings, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and the Support Committee for Battered Women.



                       RICHARD B. BAILEY, 73, Director (1983*)
                       63 Atlantic Avenue 11D
                       Boston, Massachusetts 02110



                           He is a Director of Sun Life Insurance and Annuity
                       Company of New York, and a Director/Trustee of certain funds in the MFS Family of Funds. He is a Director of Cambridge Bancorp.



                       GREGORY W. GEE, 51, Director (1999*)
                       150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is Vice Chairman of Sun Life Financial Services of
                       Canada Inc. and Sun Life Assurance Company of Canada and a Director of Sun Life Insurance and Annuity Company of New York.



                       DAVID D. HORN, 58, Director (1985*)
                       Strong Road
                       P.O. Box 24
                       New Vineyard, Maine 04956



                           He was formerly Senior Vice President and General
                       Manager for the United States of Sun Life Assurance Company of Canada, retiring in December 1997. He is a Director of Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.


                        53            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       ANGUS A. MACNAUGHTON, 68, Director (1985*)
                       Genstar Investment Corporation
                       555 California Street
                       Suite 4850
                       San Francisco, California 94104



                           He is President and Director of Genstar Investment
                       L.L.C. and a Director of Sun Life Financial Services of Canada Inc., Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Varian Semiconductor Equipment Associates, Genstar Capital Corporation, San Francisco Opera, and Diversified Collection Services, Inc.; Vice Chairman and a Director of Barrick Gold Corporation; and Trustee of the Board of Governors (Lakefield College School) and World Affairs Council of Northern California.



                       S. CAESAR RABOY, 63, Director (1997*)
                       220 Boylston Street
                       Boston, Massachusetts 02110



                           He is a former Senior Vice President and Deputy
                       General Manager for the United States of Sun Life Assurance Company of Canada; a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Fleet International Bank.



                       WILLIAM W. STINSON, 66, Director (2000*)
                       Canadian Pacific Limited
                       1800 Bankers Hall, East Tower
                       855 - 2nd Street S.W.
                       Calgary, Alberta T2P 4Z5



                           He is Lead Director of Sun Life Assurance Company of
                       Canada, and a Director of Sun Life Financial Services of Canada Inc. and Sun Life Insurance and Annuity Company of New York. In addition, he is a Director of Pan Canadian Petroleum, Massachusetts Financial Services Company, United Dominion Industries, Western Star Trucks, and Westshore Terminals Income Fund. In May 1996,
                       Mr. Stinson retired as Chairman and Chief Executive Officer of Canadian Pacific Limited after a 45-year career.


                        54            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       JAMES M.A. ANDERSON, 50, Vice President, Investments
                       (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President, Investments of Sun Life
                       Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; President and Chief Executive Officer of Sun Capital Advisers Trust; President and Director of Sun Capital Advisers, Inc.; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., and Sun Canada Financial Co.; Vice President, Investments and Director of Sun Life of Canada (U.S.)
                       Distributors, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Benefit Services Company, Inc.



                       DAVEY SCOON, 53, Vice President, Finance and Treasurer
                       (1999)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President and Chief Financial Officer of
                       U.S. Operations for Sun Life Assurance Company of Canada; Vice President, Finance, Controller, and Treasurer of Sun Life Insurance and Annuity Company of New York; Vice President and Treasurer and Director of Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Distributors, Inc., and Sun Life of Canada (U.S.) SPE 97-I, Inc.; Vice President and Director of Sun Life Assurance Company of Canada -- U.S. Operations
                       Holdings, Inc., Sun Life of Canada (U.S.)
                       Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial Co.; Director and Treasurer of Clarendon Insurance Agency, Inc. and Sunesco Insurance Agency, Inc.; Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I; and Chairman and Director of Tufts Associated Health Plan, Lead Director of Tufts Associated Health Maintenance Organization, and Board Chairman of Managed Comp. Prior to October 1999, he was Executive Vice President and Chief Operating Officer of Liberty Funds Group.



                       ROBERT P. VROLYK, 46, Vice President and Actuary (1986) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President and Chief Actuary of Sun Life
                       Assurance Company of Canada; Vice President and Actuary of Sun Life Insurance and Annuity Company of New York; Vice President and Director of Sun Life of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Life


                        55            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                       of Canada (U.S.) Financial Services Holdings, Inc., Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings General Partner, Inc.; Vice President and Director of Sun Life of Canada (U.S.) SPE 97-I, Inc.; a Director of Sun Benefit Services Company, Inc., and Sun Life Information Services Ireland Limited; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I.



                       PETER F. DEMUTH, 41, Vice President and Chief Counsel and Assistant Secretary (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President and Chief Counsel of U.S.
                       Operations for Sun Life Assurance Company of Canada; Vice President and Chief Counsel and Assistant Secretary for Sun Life Insurance and Annuity Company of New York; a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.; Assistant Secretary for Sun Capital Advisers Trust; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I. Prior to February 1998, he was a partner at the firm of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.



                       ELLEN B. KING, 43, Counsel and Secretary (1998) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           She is Counsel of Sun Life Assurance Company of
                       Canada; Counsel and Secretary of Sun Life Insurance and Annuity Company of New York; and Secretary of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings General Partner, Inc.



                       RONALD J. FERNANDES, 42
                       Vice President, Retirement
                       Products and Services (1999)
                       One Copley Place
                       Boston, Massachusetts 02116



                           He is Vice President, Retirement Products and
                       Services of Sun Life Insurance and Annuity Company of New York. He is also a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Life of Canada (U.S.) Distributors, Inc. Prior to
                       October 1999, Mr. Fernandes was Senior Vice


                        56            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       President and Director, Retirement Products and Services of Wheat First Union in Richmond, Virginia.


                                        OTHER INFORMATION

                       STATE REGULATION

                           We are subject to the laws of Delaware governing life
                       insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

                           We are required to file an annual statement with the
                       insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

                       LEGAL PROCEEDINGS

                           There are no pending legal proceedings which would
                       have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

                       EXPERTS

                           Actuarial matters concerning the policy have been
                       examined by Georges C. Rouhart, FSA, MAAA, Product
                       Officer.

                       ACCOUNTANTS


                           Deloitte & Touche LLP have audited our statutory
                       statements of admitted assets, liabilities and capital stock and surplus as of December 31, 1999 and 1998, and the related statutory statements of operations, change in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1999 included in this prospectus.



                         INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE



                           The Company's Annual Report on Form 10-K for the year
                       ended December 31, 1999 filed with the SEC is incorporated by reference in this Prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this


                        57            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

                       Prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this Prospectus.



                           The Company will furnish, without charge, to each
                       person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.


                       REGISTRATION STATEMENTS


                           This prospectus is part of a registration statement
                       that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life of Canada (U.S.), the mutual fund investment options, and the Policy.


                       FINANCIAL STATEMENTS

                           Our financial statements, which are included in this
                       prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account.

                        58            FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND
SURPLUS
DECEMBER 31, 1999 AND 1998 (IN THOUSANDS)

                                                                 1999                1998
                                                              -----------         -----------
ADMITTED ASSETS
    Bonds...................................................  $ 1,221,970         $ 1,763,468
    Common stocks...........................................       75,283             128,445
    Mortgage loans on real estate...........................      528,911             535,003
    Properties acquired in satisfaction of debt.............       15,641              17,207
    Investment real estate..................................       79,182              78,021
    Policy loans............................................       40,095              41,944
    Cash and short-term investments.........................      316,971             265,226
    Other invested assets...................................       67,938              64,177
    Investment income due and accrued.......................       25,303              35,706
    Federal income tax recoverable and interest thereon.....           --               1,110
    Other assets............................................        5,807               1,928
                                                              -----------         -----------
    General account assets..................................    2,377,101           2,932,235
    Separate account assets
      Unitized..............................................   15,490,328          11,774,745
      Non-unitized..........................................    2,080,726           2,195,641
                                                              -----------         -----------
    Total admitted assets...................................  $19,948,155         $16,902,621
                                                              ===========         ===========
LIABILITIES
    Aggregate reserve for life policies and contracts.......  $ 1,153,642         $ 1,216,107
    Supplementary contracts.................................        3,182               1,885
    Policy and contract claims..............................          962                 369
    Liability for premium and other deposit funds...........      564,820           1,000,875
    Surrender values on cancelled policies..................           16                   5
    Interest maintenance reserve............................       41,771              40,490
    Commissions to agents due or accrued....................        3,253               2,615
    General expenses due or accrued.........................       14,055               5,932
    Transfers from Separate Accounts due or accrued.........     (467,619)           (361,863)
    Taxes, licenses and fees due or accrued, excluding
      FIT...................................................          379                 401
    Federal income taxes due or accrued.....................       89,031              25,019
    Unearned investment income..............................           22                  23
    Amounts withheld or retained by company as agent or
      trustee...............................................         (442)                529
    Remittances and items not allocated.....................        1,078               5,176
    Asset valuation reserve.................................       44,071              44,392
    Payable to parent, subsidiaries, and affiliates.........       26,284              30,381
    Payable for securities..................................           --                 428
    Other liabilities.......................................       16,674               9,770
                                                              -----------         -----------
    General account liabilities.............................    1,491,179           2,022,534
    Separate account liabilities:
      Unitized..............................................   15,489,908          11,774,522
      Non-unitized..........................................    2,080,726           2,195,641
                                                              -----------         -----------
    Total liabilities.......................................   19,061,813          15,992,697
                                                              -----------         -----------
CAPITAL STOCK AND SURPLUS
    Common capital stock....................................        5,900               5,900
                                                              -----------         -----------
    Surplus notes...........................................      565,000             565,000
    Gross paid in and contributed surplus...................      199,355             199,355
    Unassigned funds........................................      116,087             139,669
                                                              -----------         -----------
    Surplus.................................................      880,442             904,024
                                                              -----------         -----------
    Total common capital stock and surplus..................      886,342             909,924
                                                              -----------         -----------
    Total liabilities, capital stock and surplus............  $19,948,155         $16,902,621
                                                              ===========         ===========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

59                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                                 1999         1998         1997
                                                              ----------   ----------   ----------
INCOME:
    Premiums and annuity considerations.....................  $   69,492   $  210,198   $  254,066
    Deposit-type funds......................................   2,598,265    2,140,604    2,155,297
    Considerations for supplementary contracts without life
      contingencies and dividend accumulations..............       3,461        2,086        1,615
    Net investment income...................................     167,035      184,532      270,249
    Amortization of interest maintenance reserve............       3,702        2,282        1,166
    Income from fees associated with investment management
      and administration and contract guarantees from
      Separate Account......................................     173,417      141,211      109,757
    Net gain from operations from Separate Account..........          61           --            5
    Other income............................................      24,554       87,364      102,889
                                                              ----------   ----------   ----------
    Total Income............................................   3,039,987    2,768,277    2,895,044
                                                              ----------   ----------   ----------
BENEFITS AND EXPENSES:
    Death benefits..........................................       4,386       15,335       17,284
    Annuity benefits........................................     155,387      153,636      148,135
    Disability benefits and benefits under accident and
      health policies.......................................          --          104          132
    Surrender benefits and other fund withdrawals...........   2,313,179    1,933,833    1,854,004
    Interest on policy or contract funds....................         237         (140)         699
    Payments on supplementary contracts without life
      contingencies and dividend accumulations..............       2,345        2,528        1,687

    Increase (decrease) in aggregate reserves for life and
      accident and health policies and contracts............     (62,465)    (972,135)     127,278
    Decrease in liability for premium and other deposit
      funds.................................................    (436,055)    (449,831)    (447,603)
    Increase (decrease) in reserve for supplementary
      contracts without life contingencies and for dividend
      and coupon accumulations..............................       1,296         (362)          42
                                                              ----------   ----------   ----------
    Total Benefits..........................................   1,978,310      682,968    1,701,658
                                                              ----------   ----------   ----------
    Commissions on premiums and annuity considerations
      (direct business only)................................     155,381      137,718      132,700
    Commissions and expense allowances on reinsurance
      assumed...............................................          --       13,032       17,951
    General insurance expenses..............................      75,046       58,132       46,624
    Insurance taxes, licenses and fees, excluding federal
      income taxes..........................................       8,710        7,388        8,267
    Increase (decrease) in loading on and cost of collection
      in excess of loading on deferred and uncollected
      premiums..............................................          --       (1,663)         523
    Net transfers to Separate Accounts......................     727,811      722,851      844,130
    Reserve and fund adjustments on reinsurance
      terminated............................................          --    1,017,112           --
                                                              ----------   ----------   ----------
    Total Benefits and Expenses.............................  $2,945,258   $2,637,538   $2,751,853
                                                              ----------   ----------   ----------
    Net gain from operations before dividends to
      policyholders and federal income tax expense..........      94,729      130,739      143,191
    Dividends to policyholders..............................          --       (5,981)      33,316
                                                              ----------   ----------   ----------
    Net gain from operations after dividends to
      policyholders and before federal income tax expense...      94,729      136,720      109,875
    Federal income tax expense, (excluding tax on capital
      gains)................................................      24,479       11,713        7,339
                                                              ----------   ----------   ----------
    Net gain from operations after dividends to
      policyholders and federal income taxes and before
      realized capital gains................................      70,250      125,007      102,536
    Net realized capital gains less capital gains tax and
      transferred to the Interest Maintenance Reserve.......      20,108          394       26,706
                                                              ----------   ----------   ----------
NET INCOME..................................................  $   90,358   $  125,401   $  129,242
                                                              ==========   ==========   ==========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

60                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                               1999           1998           1997
                                                             --------       --------       ---------
Capital and surplus, beginning of year................       $909,924       $832,695       $ 567,143
                                                             --------       --------       ---------
  Net income..........................................         90,358        125,401         129,242
  Change in net unrealized capital gains (losses).....        (36,111)          (384)          1,152
  Change in non-admitted assets and related items.....          1,715         (1,086)           (463)
  Change in reserve due to change in valuation
    basis.............................................                            --          39,016
  Change in asset valuation reserve...................            320          3,213           6,307
  Surplus (contributed to) withdrawn from separate
    accounts during period............................            136             82              --
  Other changes in surplus in separate accounts
    statements........................................             --             10              --
  Change in surplus notes.............................             --             --         250,000
  Dividends to stockholders...........................        (80,000)       (50,000)       (159,722)
  Aggregate write-ins for gains and (losses) in
    surplus...........................................             --             (7)             20
                                                             --------       --------       ---------
  Net change in capital and surplus for the year......        (23,582)        77,229         265,552
                                                             --------       --------       ---------
Capital and surplus, end of year......................       $886,342       $909,924       $ 832,695
                                                             ========       ========       =========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

61                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                             1999         1998          1997
                                                          ----------   -----------   -----------
CASH PROVIDED BY OPERATIONS:
  Premiums, annuity considerations and deposit funds
    received............................................  $2,667,756   $ 2,361,669   $ 2,410,919
  Considerations for supplementary contracts and
    dividend accumulations received.....................       3,461         2,086         1,615
  Net investment income received........................     225,038       236,944       345,279
  Fees associated with investment management,
    administration, and contract guarentees from
    separate accounts...................................     173,417       141,211            --
  Other income received.................................      24,555       111,936       208,223
                                                          ----------   -----------   -----------
Total receipts..........................................   3,094,227     2,853,846     2,966,036
                                                          ----------   -----------   -----------
  Benefits paid (other than dividends)..................   2,474,693     2,107,736     2,020,747
  Insurance expenses and taxes paid (other than federal
    income and capital gains taxes).....................     230,744       217,023       203,650
  Net cash transferred to separate accounts.............     833,567       800,636       895,465
  Dividends paid to policyholders.......................          --        26,519        28,316
  Federal income tax payments (recoveries), (excluding
    tax on capital gains)...............................     (40,644)       46,965         1,397
  Other--net............................................         237          (138)          698
                                                          ----------   -----------   -----------
Total payments..........................................   3,498,597     3,198,741     3,150,273
                                                          ----------   -----------   -----------
Net cash used in operations.............................    (404,370)     (344,895)     (184,237)
                                                          ----------   -----------   -----------
  Proceeds from long-term investments sold, matured or
    repaid (after deducting taxes on capital gains
    (losses) of $(1,768) for 1999, $2,038 for 1998, and
    $750 for 1997)......................................   1,065,307     1,261,396     1,343,803
  Issuance of surplus notes.............................          --            --       250,000
  Other cash provided (used)............................      13,797       (40,529)       71,095
                                                          ----------   -----------   -----------
Total cash provided.....................................   1,079,104     1,220,867     1,664,898
                                                          ----------   -----------   -----------
CASH APPLIED:
  Cost of long-term investments acquired................    (484,417)     (967,901)     (773,783)
  Other cash applied....................................    (138,572)     (187,263)     (310,519)
                                                          ----------   -----------   -----------
Total cash applied......................................    (622,989)   (1,155,164)   (1,084,302)
Net change in cash and short-term investments...........      51,745      (279,192)      396,359
Cash and short-term investments:
Beginning of year.......................................     265,226       544,418       148,059
                                                          ----------   -----------   -----------
End of year.............................................  $  316,971   $   265,226   $   544,418
                                                          ==========   ===========   ===========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

62                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                       GENERAL Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, and group pension contracts.

                           Effective May 1, 1997, the Company became a
                       wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), a mutual insurance company.

                           The Company, which is domiciled in the State of
                       Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In
                       April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices, as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 19 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the

63                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
                       statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

                       INVESTED ASSETS Bonds are carried at cost, adjusted for amortization of premium or accrual of discount. Investments in mortgage backed securities are generally carried at amortized cost. Changes in prepayment assumptions and resulting cash flows are confirmed retrospectively. The adjusted yield is used to calculate investment income in future periods. If current book value exceeds future undiscounted cash flows, a realized capital loss is recorded and amortized through the Interest Maintenance Reserve (IMR). Investments in non-insurance subsidiaries are carried on the equity basis. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost, adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

                       POLICY AND CONTRACT RESERVES The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and contract provisions.

                       INCOME AND EXPENSES For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

                       SEPARATE ACCOUNTS The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

                           The Company has also established a non-unitized
                       separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund

64                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
                       general account liabilities, and general account assets are available to fund liabilities of this account.

                           Assets and liabilities of the separate accounts,
                       representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value as determined by quoted market prices of the underlying investments.

                           Gains (losses) from mortality experience and
                       investment experience of the separate accounts, not applicable to contract owners, and accrued expense allowances recognized in reserves are receivable from or payable to the general account. Accumulated amounts that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $467,619,000 in 1999 and $361,863,000 in 1998.

                       CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

                           In March 1998, the National Association of Insurance
                       Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Delaware will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

                       OTHER Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

                           Certain prior year amounts have been reclassified to
                       conform to amounts as presented in the current year.

65                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

2.  INVESTMENTS IN SUBSIDIARIES

                           The Company owns all of the outstanding shares of the
                       following subsidiaries:

                           Sun Life Insurance and Annuity Company of New York
                       ("Sun Life (N.Y.)") is engaged in the sale of individual fixed and variable annuity contracts and group life and group long term disability insurance contracts in the State of New York;

                           Sun Life of Canada (U.S.) Distributors, Inc.
                       (formerly Sun Investment Services Company) ("Sundisco"), is a registered broker-dealer;

                           Sun Life Financial Services Limited ("SLFSL"), serves
                       as the marketing administrator for the distribution of the offshore products of SLOC (Bermuda branch), an affiliate;

                           Sun Benefit Services Company, Inc. ("Sunbesco")
                       receives renewal commissions on a disability product and is currently inactive;

                           Sun Capital Advisers, Inc. ("Sun Capital") is a
                       registered investment adviser;

                           Sun Life Finance Corporation ("Sunfinco") is a
                       finance company and currently inactive;

                           Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1")
                       is a special purpose corporation engaging in activities incidental to securitizing mortgage loans;

                           Clarendon Insurance Agency, Inc. ("Clarendon") is a
                       registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates;

                           Sun Life Information Services Ireland Limited
                       ("SLISL") is an offshore technology services center for affiliates.

                           On October 29, 1999, the Company sold New London
                       Trust F.S.B. ("NLT") to an unaffiliated party for $30,254,000. The Company realized a post tax gain of $13,170,000.

66                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
                           On February 5, 1999, the Company sold Massachusetts
                       Casualty Insurance Company ("MCIC"), a disability insurance company, to an unaffiliated party. The net proceeds of this sale were $33,965,000. The Company realized a post tax gain of $4,900,000.

                           The impact of the sales of NLT and MCIC on continuing
                       operations of the Company is not expected to be material.

                           Prior to December 24, 1997, the Company owned 93.6%
                       of the outstanding shares of Massachusetts Financial Services Company ("MFS"), a registered investment adviser. On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. As a result of this transaction, the Company realized a gain of $21,195,000 of undistributed earnings.

                           During 1999, 1998, and 1997, the Company contributed
                       capital in the following amounts to its subsidiaries:

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
MCIC........................................................  $    --    $    --    $ 2,000
SLFSL.......................................................    1,000        750      1,000
SPE 97-1....................................................       --         --     20,377
Sundisco....................................................   19,000     10,000         --
Sun Capital.................................................       --        500         --
Clarendon...................................................       --         10         --
SLISL.......................................................       --        502         --

                           During 1999, 1998, and 1997, the Company received
                       dividends from the following subsidiaries:

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
SUN Life (N.Y.).............................................  $ 6,500    $ 3,000    $    --
NLT.........................................................   19,319         --      7,500
MFS.........................................................       --         --     33,110
SPE 97-1....................................................       --        675         --
SUNDISCO....................................................       --         --        571

67                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
                           Summarized combined financial information of the
                       Company's subsidiaries as of December 31, 1999, 1998 and 1997 and for the years then ended, follows:

                                                                       DECEMBER 31,
                                                           -------------------------------------
                                                             1999         1998          1997
                                                           ---------   -----------   -----------
                                                                      (IN THOUSANDS)
Assets...................................................  $ 877,939   $ 1,315,317   $ 1,190,951
Liabilities..............................................   (802,656)   (1,186,872)   (1,073,966)
                                                           ---------   -----------   -----------
Total net assets.........................................  $  75,283   $   128,445   $   116,985
                                                           =========   ===========   ===========
Total revenues...........................................  $  82,443   $   222,853   $   750,364
Operating expenses.......................................    (90,318)     (221,933)     (646,896)
Income tax expense.......................................      3,249        (1,222)      (43,987)
                                                           ---------   -----------   -----------
Net income (loss)........................................  $  (4,626)  $      (302)  $    59,481
                                                           =========   ===========   ===========

3.  BONDS

                           Investments in debt securities are as follows:

                                                                   DECEMBER 31, 1999
                                                   -------------------------------------------------
                                                                  GROSS        GROSS      ESTIMATED
                                                   AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                      COST        GAINS       (LOSSES)      VALUE
                                                   ----------   ----------   ----------   ----------
                                                                    (IN THOUSANDS)
Long-term bonds:
    United States government and government
      agencies and authorities...................  $   78,161     $ 2,091     $ (2,454)   $   77,798
    States, provinces and political
      subdivisions...............................      20,428          69          (57)       20,440
    Public utilities.............................     181,466       6,854       (5,907)      182,413
    Transportation...............................     188,285       7,689       (2,709)      193,265
    Finance......................................      88,517       4,631         (518)       92,630
    All other corporate bonds....................     665,113      18,353      (17,152)      666,314
                                                   ----------     -------     --------    ----------
        Total long-term bonds....................   1,221,970      39,687      (28,797)    1,232,860
                                                   ----------     -------     --------    ----------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
      commercial paper...........................     312,585          --           --       312,585
                                                   ----------     -------     --------    ----------
        Total short-term bonds...................     312,585          --           --       312,585
                                                   ----------     -------     --------    ----------
Total bonds......................................  $1,534,555     $39,687     $(28,797)   $1,545,445
                                                   ==========     =======     ========    ==========

68                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

3.  BONDS (CONTINUED):

                                                                   DECEMBER 31, 1998
                                                   -------------------------------------------------
                                                                  GROSS        GROSS      ESTIMATED
                                                   AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                      COST        GAINS       (LOSSES)      VALUE
                                                   ----------   ----------   ----------   ----------
                                                                    (IN THOUSANDS)
Long-term bonds:
    United States government and government
      agencies and authorities...................  $  140,417    $  7,635      $  (177)   $  147,875
    States, provinces and political
      subdivisions...............................      16,632       2,219           --        18,851
    Public utilities.............................     397,670      38,740         (238)      436,172
    Transportation...............................     197,207      22,481          (18)      219,670
    Finance......................................     144,958      12,542         (494)      157,006
    All other corporate bonds....................     866,584      50,814       (6,419)      910,979
                                                   ----------    --------      -------    ----------
        Total long-term bonds....................   1,763,468     134,431       (7,346)    1,890,553
                                                   ----------    --------      -------    ----------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
      commercial paper...........................      43,400          --           --        43,400
    Affiliates...................................     220,000          --           --       220,000
                                                   ----------    --------      -------    ----------
        Total short-term bonds...................     263,400          --           --       263,400
                                                   ----------    --------      -------    ----------
Total bonds......................................  $2,026,868    $134,431      $(7,346)   $2,153,953
                                                   ==========    ========      =======    ==========

                           The amortized cost and estimated fair value of bonds
                       at December 31, 1999 are shown below by contractual maturity. Expected maturities will differ

69                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

3.  BONDS (CONTINUED):
                       from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                 DECEMBER 31, 1999
                                                              -----------------------
                                                              AMORTIZED    ESTIMATED
                                                                 COST      FAIR VALUE
                                                              ----------   ----------
                                                                  (IN THOUSANDS)
Maturities:
    Due in one year or less.................................  $  376,761   $  376,823
    Due after one year through five years...................     184,077      182,788
    Due after five years through ten years..................     259,042      263,321
    Due after ten years.....................................     542,678      543,301
                                                              ----------   ----------
                                                               1,362,558    1,366,233
    Mortgage-backed securities..............................     171,997      179,212
                                                              ----------   ----------
Total bonds.................................................  $1,534,555   $1,545,445
                                                              ==========   ==========

                           Proceeds from sales and maturities of investments in
                       debt securities during 1999, 1998, and 1997 were $740,081,000, $1,016,811,000 and $980,264,000, gross gains were $7,688,000, $17,025,000, and $10,732,000 and
                       gross losses were $4,477,000, $866,000, and $2,446,000,
                       respectively.

                           Bonds included above with an amortized cost of
                       approximately $2,604,000, $2,572,000, and $2,578,000 at
                       December 31, 1999, 1998 and 1997, respectively, were on deposit with governmental authorities as required by law.

                           Excluding investments in U.S. government and agencies
                       securities, the Company is not exposed to significant concentrations of credit risk in its portfolio.

4.  SECURITIES LENDING

                           The Company has a securities lending program operated
                       on its behalf by the Company's primary custodian, Chase Manhattan Bank of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities on loan as of December 31, 1999, 1998 or 1997. Income resulting from this program was $20,000, $94,000, and $200,000 for the years ended
                       December 31, 1999, 1998 and 1997, respectively.

70                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

5.  MORTGAGE LOANS

                           The Company invests in commercial first mortgage
                       loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

                           The following table shows the geographical
                       distribution of the mortgage loan portfolio.

                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999       1998
                                                              --------   --------
                                                                (IN THOUSANDS)
California..................................................  $ 72,693   $ 82,397
Massachusetts...............................................    38,083     53,528
Michigan....................................................    32,941     34,357
New York....................................................    22,912     21,190
Ohio........................................................    31,914     36,171
Pennsylvania................................................    92,825     93,587
Washington..................................................    30,265     36,548
All other...................................................   207,278    177,225
                                                              --------   --------
                                                              $528,911   $535,003
                                                              ========   ========

                           The Company has restructured mortgage loans totaling
                       $15,644,000 and $30,743,000 and corresponding allowances for losses of $1,043,000 and $2,120,000 at December 31, 1999 and 1998, respectively.

                           On December 22, 1999, the Company acquired 28
                       mortgages from SLOC at a cost of $118,091,637. The Company in turn sold a 90% participation in these 28 plus an additional 11 existing mortgage loans to a third party as part of two mortgage participation agreements, for which the Company received proceeds of $146,974,851.

                           The Company has outstanding mortgage loan commitments
                       on real estate totaling $2,384,000 and $18,005,000 at December 31, 1999 and 1998, respectively.

71                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

6.  INVESTMENT GAINS AND LOSSES

                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
Net realized gains (losses):
Bonds.......................................................  $     70   $ 5,659    $ 2,882
Common stock of affiliates..................................    15,290        --     21,195
Common stocks...............................................        --        48         --
Mortgage loans..............................................       787     2,374      3,837
Real estate.................................................      (481)      955      2,912
Other invested assets.......................................        --    (3,827)      (717)
                                                              --------   -------    -------
Subtotal....................................................    15,666     5,209     30,109
Capital gains tax expense (benefit).........................    (4,442)    4,815      3,403
                                                              --------   -------    -------
Total.......................................................  $ 20,108   $   394    $26,706
                                                              ========   =======    =======
Changes in unrealized gains (losses):
Bonds.......................................................  $ (6,689)  $    --    $    --
Common stock of affiliates..................................   (30,966)     (302)    (2,894)
Mortgage loans..............................................        83    (1,312)     1,524
Real estate.................................................     1,461       403      3,377
Other invested assets.......................................        --       827       (855)
                                                              --------   -------    -------
Total.......................................................  $(36,111)  $  (384)   $ 1,152
                                                              ========   =======    =======

                           Realized capital gains and losses on bonds and
                       mortgages and interest rate swaps which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $4,965,000 in 1999, $8,943,000 in 1998, and $6,321,000 in 1997. All gains and losses are transferred net of applicable income taxes.

72                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

7.  NET INVESTMENT INCOME

                           Net investment income consisted of:

                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
Interest income from bonds..................................  $128,992   $167,436   $188,924
Income from investment in common stock of affiliates........    25,819      3,675     41,181
Interest income from mortgage loans.........................    50,327     53,269     76,073
Real estate investment income...............................    15,696     15,932     17,161
Interest income from policy loans...........................     3,118      2,881      3,582
Other investment income (loss)..............................    (1,700)      (641)      (193)
                                                              --------   --------   --------
Gross investment income.....................................   222,252    242,552    326,728
                                                              --------   --------   --------
Interest on surplus notes and notes payable.................   (43,266)   (44,903)   (42,481)
Investment expenses.........................................   (11,951)   (13,117)   (13,998)
                                                              --------   --------   --------
Net investment income.......................................  $167,035   $184,532   $270,249
                                                              ========   ========   ========

8.  DERIVATIVES

                           The Company uses derivative instruments for interest
                       rate risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates and foreign currency exchange rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and currency and interest rate swap agreements structured as forward spread lock interest rate swaps.

                           In the case of interest rate futures, gains or losses
                       on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains or losses to specific hedged assets or liabilities, gains or losses are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1999 and 1998, there were no futures contracts outstanding.

                           In the case of interest rate and foreign currency
                       swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in IMR and amortized over the shorter of the remaining life

73                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

8.  DERIVATIVES (CONTINUED):
                       of the hedged asset or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

                           The Company's open positions are as follows:

                                                                     SWAPS OUTSTANDING
                                                                    AT DECEMBER 31, 1999
                                                              --------------------------------
                                                                  NOTIONAL        MARKET VALUE
                                                              PRINCIPAL AMOUNTS   OF POSITIONS
                                                              -----------------   ------------
                                                                       (IN THOUSANDS)
Conventional interest rate swaps............................       $20,000            $249
Foreign currency swap.......................................           648             113

                                                                     SWAPS OUTSTANDING
                                                                    AT DECEMBER 31, 1998
                                                              --------------------------------
                                                                  NOTIONAL        MARKET VALUE
                                                              PRINCIPAL AMOUNTS   OF POSITIONS
                                                              -----------------   ------------
                                                                       (IN THOUSANDS)
Conventional interest rate swaps............................       $45,000            $508
Foreign currency swap.......................................         1,178             263

                           The market value of swaps is the estimated amount
                       that the Company would receive or pay on termination or sale, taking into account current interest rates and the current creditworthiness of the counterparties. The Company is exposed to potential credit loss in the event of nonperformance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES

                           The Company is a lessor in a leveraged lease
                       agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

74                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

9.  LEVERAGED LEASES (CONTINUED):
                           The Company's net investment in leveraged leases is
                       composed of the following elements:

                                                                   DECEMBER 31,
                                                              -----------------------
                                                                1999           1998
                                                              --------       --------
                                                                  (IN THOUSANDS)
Lease contracts receivable..................................  $ 69,766       $ 78,937
Less non-recourse debt......................................   (69,749)       (78,920)
                                                              --------       --------
Net receivable..............................................        17             17
Estimated residual value of leased assets...................    41,150         41,150
Less unearned and deferred income...........................    (7,808)        (8,932)
                                                              --------       --------
Investment in leveraged leases..............................    33,359         32,235
Less fees...................................................      (113)          (138)
                                                              --------       --------
Net investment in leveraged leases..........................  $ 33,246       $ 32,097
                                                              ========       ========

                           The net investment is included in "Other invested
                       assets" on the balance sheet.

10. REINSURANCE

                           The Company has agreements with SLOC which provide
                       that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $1,527,000, $2,128,000 and $1,381,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

                           Effective January 1, 1991, the Company entered into
                       an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997, SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, the agreement required SLOC to reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company. Such death benefits are reinsured on a yearly renewable term basis. The life reinsurance

75                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

10. REINSURANCE (CONTINUED):
                       assumed agreement required the reinsurer to withhold funds in amounts equal to the reserves assumed. These agreements had the effect of increasing income from operations by approximately $24,579,000, and $37,050,000 for the years ended December 31, 1998 and 1997, respectively. The Company terminated this agreement effective October 1, 1998, resulting in an increase in income from operations of $65,679,000 which included a cash settlement.

                           The following are summarized pro-forma results of
                       operations of the Company for the years ended December 31, 1999, 1998 and 1997 before the effect of reinsurance transactions with SLOC:

                                                                 YEARS ENDED DECEMBER 31,
                                                           ------------------------------------
                                                              1999         1998         1997
                                                           ----------   ----------   ----------
                                                                      (IN THOUSANDS)
Income:
    Premiums, annuity deposits and other revenues........  $2,874,513   $2,377,364   $2,340,733
    Net investment income and realized gains.............     190,845      187,208      298,120
                                                           ----------   ----------   ----------
    Subtotal.............................................   3,065,358    2,564,572    2,638,853
                                                           ----------   ----------   ----------
Benefits and Expenses:
    Policyholder benefits................................   2,709,712    2,312,247    2,350,354
    Other expenses.......................................     239,282      203,238      187,591
                                                           ----------   ----------   ----------
    Subtotal.............................................   2,948,994    2,515,485    2,537,945
                                                           ----------   ----------   ----------
Income from operations...................................  $  116,364   $   49,087   $  100,908
                                                           ==========   ==========   ==========

                           The Company has an agreement with an unrelated
                       company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of increasing income from operations by $193,000 in 1999, $3,008,000 in 1998, and decreasing income from operations by $2,658,000 in 1997.

                           During 1999 the Company entered into an agreement
                       with an unrelated company which provides reinsurance on certain fixed group annuity contracts. The net effect of this agreement was to increase income from operations by approximately $3,400,000. Also during 1999, the Company entered into three agreements with two unrelated companies for the purpose of obtaining stop-loss coverage of guaranteed minimum death benefit exposure with respect to the

76                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

10. REINSURANCE (CONTINUED):
                       Company's variable annuity business. The net effect of these agreements was to increase income from operations by approximately $157,000.

                           The Company is contingently liable for the portion of
                       the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

                           The withdrawal characteristics of general account and
                       separate account annuity reserves and deposits are as follows:

                                                                 DECEMBER 31, 1999
                                                              ------------------------
                                                                AMOUNT      % OF TOTAL
                                                              -----------   ----------
                                                                   (IN THOUSANDS)
Subject to discretionary withdrawal--with adjustment:
    With market value adjustment............................  $ 2,346,853        13
    At market value.........................................   15,010,696        81
    At book value less surrender charges (surrender charge
      >5%)..................................................       45,722        --
    At book value (minimal or no charge or adjustment)......      104,539         1
Not subject to discretionary withdrawal provision...........    1,015,108         5
                                                              -----------       ---
Total annuity actuarial reserves and deposit liabilities....  $18,522,918       100
                                                              ===========       ===

                                                                 DECEMBER 31, 1998
                                                              ------------------------
                                                                AMOUNT      % OF TOTAL
                                                              -----------   ----------
                                                                   (IN THOUSANDS)
Subject to discretionary withdrawal--with adjustment:
    With market value adjustment............................  $ 2,896,529        19
    At market value.........................................   11,368,059        73
    At book value less surrender charges (surrender charge
      >5%)..................................................       62,404        --
    At book value (minimal or no charge or adjustment)......      111,757         1
Not subject to discretionary withdrawal provision...........    1,055,642         7
                                                              -----------       ---
Total annuity actuarial reserves and deposit liabilities....  $15,494,391       100
                                                              ===========       ===

12. SEGMENT INFORMATION

                           The Company offers financial products and services
                       such as fixed and variable annuities, retirement plan services and life insurance on an individual

77                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

12. SEGMENT INFORMATION (CONTINUED):
                       basis. Within these areas, the Company conducts business principally in two operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing related activities.

                           The Protection segment markets and administers a
                       variety of life insurance products sold to individuals and corporate owners of individual life insurance. The products include whole life, universal life and variable life products.The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products.

                           The following amounts pertain to the various business
                       segments:

                                              TOTAL          TOTAL        PRETAX     FEDERAL        TOTAL
                                             REVENUES    EXPENDITURES*    INCOME    INCOME TAX     ASSETS
                                            ----------   -------------   --------   ----------   -----------
                                                                     (IN THOUSANDS)
    1999
Protection................................  $   33,236     $   41,030    $ (7,794)   $ (2,661)   $   136,127
Wealth Management.........................   2,979,450      2,898,158      81,292      18,593     19,015,394
Corporate.................................      27,301          6,070      21,231       8,547        796,634
                                            ----------     ----------    --------    --------    -----------
    Total.................................  $3,039,987     $2,945,258    $ 94,729    $ 24,479    $19,948,155
                                            ----------     ----------    --------    --------    -----------
      1998
Protection................................  $  229,710     $  144,800    $ 84,910    $ (4,148)   $   199,683
Wealth Management.........................   2,527,608      2,483,715      43,893      12,486     16,123,905
Corporate.................................      10,959          3,042       7,917       3,375        579,033
                                            ----------     ----------    --------    --------    -----------
    Total.................................  $2,768,277     $2,631,557    $136,720    $ 11,713    $16,902,621
                                            ----------     ----------    --------    --------    -----------
      1997
Protection................................  $  304,141     $  272,333    $ 31,808    $ 13,825    $ 1,143,697
Wealth Management.........................   2,533,006      2,507,592      25,414      10,667     14,043,221
Corporate.................................      57,897          5,244      52,653     (17,153)       738,439
                                            ----------     ----------    --------    --------    -----------
    Total.................................  $2,895,044     $2,785,169    $109,875    $  7,339    $15,925,357
                                            ----------     ----------    --------    --------    -----------

------------------------

* Total expenditures includes dividends to policyholders of $0 for 1999, $(5,981) for 1998, and $33,316 for 1997.

78                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS

                           The Company participates with SLOC in a
                       noncontributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

                           The funding policy for the pension plan is to
                       contribute an amount, which at least satisfies the minimum amount required by ERISA; currently, the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.

                           The Company's share of the group's accrued pension
                       obligation was $1,914,000, and $1,178,000 at
                       December 31, 1999 and 1998, respectively. The Company's share of net periodic pension cost was $736,000, $586,000, and $146,000 for 1999, 1998 and 1997,
                       respectively.

                           The Company also participates with SLOC and certain
                       affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $284,000, $231,000, and $259,000 for the years ended
                       December 31, 1999, 1998 and 1997, respectively.

                       OTHER POST-RETIREMENT BENEFIT PLANS In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

                           The Company records an accrual of the estimated cost
                       of retiree benefit payments during the years the employee provides services, and amortizes an obligation of approximately $400,000 over a period of ten years. The Company's cash flows are not affected by this method, however the net effect decreased income by $185,000, $95,000, and $117,000, for the years ended December 31, 1999, 1998, and 1997, respectively. The Company's post-retirement health, dental and life insurance benefits currently are not funded.

79                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS (CONTINUED):
                           The following table sets forth the change in the
                       pension and other post-retirement benefit plans' benefit obligations and assets as well as the plans' funded status reconciled with the amount shown in the Company's financial statements at December 31:

                                                       PENSION BENEFITS       OTHER BENEFITS
                                                      -------------------   -------------------
                                                        1999       1998       1999       1998
                                                      --------   --------   --------   --------
                                                                   (IN THOUSANDS)
Change in benefit obligation:
    Benefit obligation at beginning of year.........  $110,792   $ 79,684   $ 10,419   $  9,845
    Service cost....................................     5,632      4,506        413        240
    Interest cost...................................     6,952      6,452        845        673
    Actuarial loss (gain)...........................   (21,480)    21,975      1,048        308
    Benefits paid...................................    (2,376)    (1,825)      (508)      (647)
                                                      --------   --------   --------   --------
Benefit obligation at end of year...................  $ 99,520   $110,792   $ 12,217   $ 10,419
                                                      ========   ========   ========   ========
The Company's share:
    Benefit obligation at beginning of year.........  $  9,125   $  5,094   $    416   $    385
    Benefit obligation at end of year...............  $  8,816   $  9,125   $    743   $    416
Change in plan assets:
    Fair value of plan assets at beginning of
      year..........................................  $151,575   $136,610   $     --   $     --
    Actual return on plan assets....................     9,072     16,790         --         --
    Employer contribution...........................        --         --        508        647
    Benefits paid...................................    (2,376)    (1,825)      (508)      (647)
                                                      --------   --------   --------   --------
Fair value of plan assets at end of year............  $158,271   $151,575   $     --   $     --
                                                      ========   ========   ========   ========
Funded status.......................................  $ 58,752   $ 40,783   $(12,217)  $(10,419)
Unrecognized net actuarial gain (loss)..............   (20,071)    (2,113)     1,469        586
Unrecognized transition obligation (asset)..........   (22,617)   (24,674)       140        185
Unrecognized prior service cost.....................     7,081      7,661         --         --
                                                      --------   --------   --------   --------
Prepaid (accrued) benefit cost......................  $ 23,145   $ 21,657   $(10,608)  $ (9,648)
                                                      ========   ========   ========   ========
The Company's share of accrued benefit cost.........  $ (1,914)  $ (1,178)  $   (381)  $   (195)

Weighted-average assumptions as of December 31:
    Discount rate...................................     7.50%      6.75%      7.50%      6.75%
    Expected return on plan assets..................     8.75%      8.00%        N/A        N/A
    Rate of compensation increase...................     4.50%      4.50%        N/A        N/A

                           For measurement purposes, a 10.9% annual rate of
                       increase in the per capita cost of covered health care benefits was assumed for 1999 (5.6% for

80                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS (CONTINUED):
                       dental benefits). The rates were assumed to decrease gradually to 5% for 2005 and remain at that level thereafter.

                                                             PENSION BENEFITS       OTHER BENEFITS
                                                            -------------------   -------------------
                                                              1999       1998       1999       1998
                                                            --------   --------   --------   --------
                                                                         (IN THOUSANDS)
Components of net periodic benefit cost:
    Service cost..........................................  $  5,632   $  4,506    $  413      $240
    Interest cost.........................................     6,952      6,452       845       673
    Expected return on plan assets........................   (12,041)   (10,172)       --        --
    Amortization of transition obligation (asset).........    (2,056)    (2,056)       45        45
    Amortization of prior service cost....................       580        580        --        --
    Recognized net actuarial (gain) loss..................      (554)      (677)      164       (20)
                                                            --------   --------    ------      ----
Net periodic benefit cost.................................  $ (1,487)  $ (1,367)   $1,467      $938
                                                            ========   ========    ======      ====
    The Company's share of net periodic benefit cost......  $    736   $    586    $  185      $ 95
                                                            ========   ========    ======      ====

                           Assumed health care cost trend rates have a
                       significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                              1-PERCENTAGE-POINT   1-PERCENTAGE-POINT
                                                                   INCREASE             DECREASE
                                                              ------------------   ------------------
                                                                          (IN THOUSANDS)
Effect on total of service and interest cost components.....        $  288              $  (518)
Effect on postretirement benefit obligation.................         2,754               (2,279)

81                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

14. FAIR VALUE OF FINANCIAL INSTRUMENTS

                           The following table presents the carrying amounts and
                       estimated fair values of the Company's financial instruments at December 31:

                                                               1999
                                              --------------------------------------
                                              CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                              ---------------   --------------------
                                                          (IN THOUSANDS)
Assets:
  Bonds (including short-term)..............    1$,534,555           $1,545,445
  Mortgages.................................      528,911              526,608
  Derivatives...............................           --                  362
  Other Invested Assets.....................       67,938               67,938
  Policy loans..............................       40,095               40,095
Liabilities:
  Insurance reserves........................     $120,536            $ 120,536
  Individual annuities......................      247,619              238,229
  Pension products..........................      661,806              665,830

                                                               1998
                                              --------------------------------------
                                              CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                              ---------------   --------------------
                                                          (IN THOUSANDS)
Assets:
  Bonds (including short-term)..............    2$,026,868           $2,153,953
  Mortgages.................................      535,003              556,143
  Derivatives...............................           --                  771
  Policy loans..............................       41,944               41,944
Liabilities:
  Insurance reserves........................     $121,100            $ 121,100
  Individual annuities......................      274,448              271,849
  Pension products..........................    1,104,489            1,145,351

                           The major methods and assumptions used in estimating
                       the fair values of financial instruments are as follows:

                           The fair values of short-term bonds are estimated to
                       be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

82                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

14. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):
                           The fair values of mortgages are estimated by
                       discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

                           The fair values of policy loans approximate carrying
                       amounts.

                           The fair values of derivative financial instruments
                       are estimated using the process described in Note 8.

                           The fair values of the Company's general account
                       insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated fair value.

15. STATUTORY INVESTMENT VALUATION RESERVES

                           The asset valuation reserve ("AVR") provides a
                       reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

                           Realized capital gains and losses on bonds and
                       mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve and amortized into income over the remaining contractual life of the security sold.

                           The table shown below presents changes in the major
                       elements of the AVR and IMR.

                                                                  YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------
                                                                 1999                  1998
                                                          -------------------   -------------------
                                                            AVR        IMR        AVR        IMR
                                                          --------   --------   --------   --------
                                                                       (IN THOUSANDS)
Balance, beginning of year..............................  $44,392    $40,490    $47,605    $33,830
Net realized investment gains, net of tax...............    9,950      4,983        256      8,942
Amortization of net investment gains....................       --     (3,702)        --     (2,282)
Unrealized investment losses............................   (9,705)        --     (6,550)        --
Required by formula.....................................     (566)        --      3,081         --
                                                          -------    -------    -------    -------
Balance, end of year....................................  $44,071    $41,771    $44,392    $40,490
                                                          =======    =======    =======    =======

83                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

16. FEDERAL INCOME TAXES

                           The Company, its subsidiaries and certain other
                       affiliates file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $3,000,000, $48,144,000, and $31,000,000 for the years ended
                       December 31, 1999, 1998 and 1997, respectively.

                           The Company is currently undergoing an audit by the
                       Internal Revenue Service. The Company believes that there will be no material audit adjustments for the periods under examination.

17. RELATED PARTY TRANSACTIONS

                       A.  SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE)

                           On December 22, 1997, the Company issued a
                       $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027.

                           On May 9, 1997, the Company issued a short-term note
                       of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.

                           On December 19, 1995, the Company issued surplus
                       notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semiannually.

                           Principal and interest on surplus notes are payable
                       only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner.

                           The Company accrued $4,259,000 and $4,259,000 for
                       interest on surplus notes for the years ended December 31, 1999 and 1998, respectively.

84                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

17. RELATED PARTY TRANSACTIONS (CONTINUED):
                           The Company expensed $43,266,000, $44,903,000, and
                       $42,481,000 for interest on surplus notes and notes payable for the years ended December 31, 1999, 1998 and 1997, respectively.

                           On September 28, 1998 a $500,000 note was issued by
                       SLISL to the Company at a rate of 6.0%, maturing on September 28, 2002.

                           A $110,000,000 note was issued to the Company by MFS
                       on February 11, 1998 at an interest rate of 6.0% due February 11, 1999. Another $110,000,000 note was issued to the Company on December 22, 1998 at an interest rate of 5.55% due February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21, 1999.

                           On January 14, 2000, the Company purchased
                       $200,000,000 of notes from MFS.

                           On December 23, 1997, the Company issued a
                       $110,000,000 note to US Holdco at an interest rate of 5.80%, which was repaid on March 1, 1998. A $110,000,000 note was also issued to the Company by MFS on December 23, 1997 at an interest rate of 5.85% and was repaid on February 11, 1998.

                           On December 31, 1996, the Company issued a
                       $58,000,000 note to SLOC at an interest rate of 5.70% which was repaid on February 10, 1997. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997.

                           On December 31, 1998, the Company had an additional
                       $20,000,000 in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

                       B.  STOCKHOLDER DIVIDENDS

                           The maximum amount of dividends which can be paid by
                       the Company without prior approval of the Insurance Commissioner of the State of Delaware is subject to restrictions relating to statutory surplus. In 1999, a dividend in the

85                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

17. RELATED PARTY TRANSACTIONS (CONTINUED):
                       amount of $80,000,000 was declared and paid by the Company to its parent, Life Holdco. This dividend was approved by the Board of Directors, but did not require approval of the Insurance Commissioner. In 1998, a dividend in the amount of $50,000,000 was declared and paid by the Company to its parent, Life Holdco. This dividend was approved by the Insurance Commissioner and the Board of Directors. On December 24, 1997 the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. This dividend was approved by the Insurance Commissioner and the Board of Directors.

                       C.  SERVICE AGREEMENTS

                           The Company has an agreement with SLOC which provides
                       that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $28,700,000 in 1999, $16,344,000 in 1998, and $15,997,000 in 1997.

                           The Company leases office space to SLOC under lease
                       agreements with terms expiring in December, 2004 and options to extend the terms for each of twelve successive five-year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases for 1999 amounted to approximately $6,943,000.

18. RISK-BASED CAPITAL

                           Effective December 31, 1993, the NAIC adopted
                       risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1999, 1998 and 1997.

19. COMMITMENTS AND CONTINGENT LIABILITIES

                           The Company is involved in pending and threatened
                       litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for

86                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

19. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED):
                       potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

                           Under insurance guaranty fund laws in each state, the
                       District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred it it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company incurred guaranty fund assessments of approximately $3,500,000, $3,500,000, and $3,083,000 in 1999, 1998 and
                       1997, respectively.

20. ACCOUNTING POLICIES AND PRINCIPLES

                           The financial statements of the Company have been
                       prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

                           Other differences between statutory accounting
                       practices and GAAP include the following items. Statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP: deferred policy acquisition costs, deferred federal income taxes and statutory nonadmitted

87                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

20. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED):
                       assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment-type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP. Investments in fixed maturity securities classified as available-for-sale are carried at aggregate fair value with changes in unrealized gains and losses reported net of taxes in a separate component of stockholder's equity for GAAP and generally at amortized cost under statutory accounting practices.

                                              * * * * * *

88                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                       INDEPENDENT AUDITORS' REPORT

                       TO THE BOARD OF DIRECTORS AND STOCKHOLDERS

                       SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                           We have audited the accompanying statutory statements
                       of admitted assets, liabilities and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) (the "Company") as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

                           We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                           As described more fully in Notes 1 and 20 to the
                       financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a comprehensive basis of accounting other than generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

                           In our opinion, the statutory financial statements
                       referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999 on the basis of accounting described in Notes 1 and 20.

                           However, because of the differences between the two
                       bases of accounting referred to in the second preceding paragraph, in our opinion, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1999 and 1998 or

89                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE
                       the results of its operations or its cash flow for each of the three years in the period ended December 31, 1999.

                       February 10, 2000

90                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CONDITION -- DECEMBER 31, 1999

                                                              SHARES    COST      VALUE
ASSETS:                                                       ------   -------   -------
  Investments in mutual funds:
    AIM Variable Insurance Funds, Inc.
        V.I. Capital Appreciation Fund ("AIM1").............     37    $ 1,028   $ 1,330
        V.I. Growth Fund ("AIM2")...........................     49      1,417     1,585
        V.I. Growth and Income Fund ("AIM3")................     37      1,010     1,182
        V.I. International Equity Fund ("AIM4").............     76      1,797     2,235
    The Alger American Fund
        Growth Portfolio ("AL1")............................     18      1,000     1,179
        Income and Growth Portfolio ("AL2").................     76      1,000     1,340
        Small Capitalization Portfolio ("AL3")..............     24      1,000     1,340
    Goldman Sachs Variable Insurance Trust
        CORE Large Cap Growth Fund ("GS1")..................     75      1,001     1,191
        CORE Small Cap Equity Fund ("GS2")..................    108      1,003     1,144
        CORE US Equity Fund ("GS3").........................    119      1,577     1,665
        Growth and Income Fund ("GS4")......................     92      1,011       999
        International Equity Fund ("GS5")...................     85      1,091     1,226
    MFS/Sun Life Series Trust
        Capital Appreciation Series ("CAS").................     23      1,000     1,266
        Massachusetts Investors Trust Series ("CGS")........     27      1,000     1,033
        Emerging Growth Series ("EGS")......................    290      9,765    11,676
        Government Securities Series ("GGS")................    125      1,561     1,561
        High Yield Series ("HYS")...........................    134      1,187     1,210
        Massachusetts Investors Growth Stock
          Series ("MIS")....................................    652      9,743    10,516
        New Discovery Series ("NWD")........................     91      1,000     1,533
        Total Return Series ("TRS").........................    259      4,876     4,867
        Utilities Series ("UTS")............................     62      1,000     1,220
    OCC Accumulation Trust
        Equity Portfolio ("OP1")............................     26      1,000       972
        Mid Cap Portfolio ("OP2")...........................    104      1,028     1,206
        Small Cap Portfolio ("OP3").........................     43      1,000       966
        Managed Portfolio ("OP4")...........................     23      1,000     1,005
    Sun Capital Advisers Trust
        Sun Capital Money Market Fund ("SCA1")..............  1,017      1,017     1,017
        Sun Capital Investment Grade Bond Fund ("SCA2").....    187      1,771     1,747
        Sun Capital Real Estate Fund ("SCA3")...............    109      1,051       972
        Sun Capital Select Equity Fund ("SCA 4")............    100      1,000     1,264
        Sun Capital Blue Chip Mid-Cap Fund ("SCA 5")........    151      1,600     1,857
        Sun Capital Investors Foundation Fund ("SCA 6").....    100      1,002     1,122
                                                                       -------   -------
            Net Assets:.............................................   $56,536   $63,426
                                                                       =======   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

91                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CONDITION -- CONTINUED

NET ASSETS APPLICABLE TO OWNERS OF                            UNITS   UNIT VALUE    VALUE
DEFERRED VARIABLE ANNUITY CONTRACTS:                          -----   ----------   -------
    AIM Variable Insurance Funds, Inc.
        V.I. Capital Appreciation Fund......................    --     $13.2630    $ 1,330
        V.I. Growth Fund....................................    32      12.0173      1,585
        V.I. Growth and Income Fund.........................    --      11.7887      1,182
        V.I. International Equity Fund......................    53      14.5631      2,235
    The Alger American Fund
        Growth Portfolio....................................    --      11.7559      1,179
        Income and Growth Portfolio.........................    --      13.3516      1,340
        Small Capitalization Portfolio......................    --      13.3581      1,340
    Goldman Sachs Variable Insurance Trust
        CORE Large Cap Growth Fund..........................    --      11.8769      1,191
        CORE Small Cap Equity Fund..........................    --      11.4055      1,144
        CORE US Equity Fund.................................    52      10.9307      1,665
        Growth and Income Fund..............................    --       9.9587        999
        International Equity Fund...........................    --      12.2243      1,226
    MFS/Sun Life Series Trust
        Capital Appreciation Series.........................    --      12.6212      1,266
        Massachusetts Investors Trust Series................    --      10.3059      1,033
        Emerging Growth Series..............................   742      15.7395     11,676
        Government Securities Series........................    56       9.9799      1,561
        High Yield Series...................................    18      10.1980      1,210
        Massachusetts Investors Growth Stock Series.........   851      12.3539     10,516
        New Discovery Series................................    --      15.2928      1,533
        Total Return Series.................................   495       9.8304      4,867
        Utilities Series....................................    --      12.1675      1,220
    OCC Accumulation Trust
        Equity Portfolio....................................    --       9.6931        972
        Mid Cap Portfolio...................................    --      12.0310      1,206
        Small Cap Portfolio.................................    --       9.6339        966
        Managed Portfolio...................................    --      10.0177      1,005
    Sun Capital Advisers Trust
        Sun Capital Money Market Fund.......................    --      10.1492      1,017
        Sun Capital Investment Grade Bond Fund..............    75       9.9711      1,747
        Sun Capital Real Estate Fund........................    --       9.6829        972
        Sun Capital Select Equity Fund......................    --      12.6067      1,264
        Sun Capital Blue Chip Mid-Cap Fund..................    46      12.6740      1,857
        Sun Capital Investors Foundation Fund...............    --      11.1831      1,122
                                                                                   -------
            Net Assets:.........................................................   $63,426
                                                                                   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

92                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                  AIM1          AIM2          AIM3          AIM4           AL1           AL2
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital
   gain distributions
   received..................     $  28         $  42         $  10         $  48         $  --         $  --
                                  -----         -----         -----         -----         -----         -----
EXPENSES:
  Mortality and expense risk
    charges..................     $  --         $  --         $  --         $  --         $  --         $  --
  Cost of insurance..........        --            --            --            --            --            --
                                  -----         -----         -----         -----         -----         -----
  Total expenses.............     $  --         $  --         $  --         $  --         $  --         $  --
                                  -----         -----         -----         -----         -----         -----
      Net investment income
        (loss)...............     $  28         $  42         $  10         $  48         $  --         $  --
                                  -----         -----         -----         -----         -----         -----
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales......     $  --         $  --         $  --         $  --         $  --         $  --
    Cost of investments
      sold...................        --            --            --            --            --            --
                                  -----         -----         -----         -----         -----         -----
      Net realized gains
        (losses).............     $  --         $  --         $  --         $  --         $  --         $  --
                                  -----         -----         -----         -----         -----         -----
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of year..............     $ 302         $ 168         $ 172         $ 438         $ 179         $ 340
    Beginning of year........        --            --            --            --            --            --
                                  -----         -----         -----         -----         -----         -----
      Change in unrealized
        appreciation
        (depreciation).......     $ 302         $ 168         $ 172         $ 438         $ 179         $ 340
                                  -----         -----         -----         -----         -----         -----
    Realized and unrealized
      gains (losses).........     $ 302         $ 168         $ 172         $ 438         $ 179         $ 340
                                  -----         -----         -----         -----         -----         -----
  INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS...     $ 330         $ 210         $ 182         $ 486         $ 179         $ 340
                                  =====         =====         =====         =====         =====         =====

                       SEE NOTES TO FINANCIAL STATEMENTS

93                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- continued

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              AL3           GS1           GS2           GS3           GS4
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital gain
   distributions received...............     $  --         $   1         $   3         $  16         $ 11
                                             -----         -----         -----         -----         ----
EXPENSES:
  Mortality and expense risk charges....     $  --         $  --         $  --         $  --         $ --
  Cost of insurance.....................        --            --            --            --           --
                                             -----         -----         -----         -----         ----
  Total expenses........................     $  --         $  --         $  --         $  --         $ --
                                             -----         -----         -----         -----         ----
      Net investment income (loss)......     $  --         $   1         $   3         $  16         $ 11
                                             -----         -----         -----         -----         ----
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.................     $  --         $  --         $  --         $  --         $ --
    Cost of investments sold............        --            --            --            --           --
                                             -----         -----         -----         -----         ----
      Net realized gains (losses).......     $  --         $  --         $  --         $  --         $ --
                                             -----         -----         -----         -----         ----
  Net unrealized appreciation
    (depreciation) on investments:
    End of year.........................     $ 340         $ 190         $ 141         $  88         $(12)
    Beginning of year...................        --            --            --            --           --
                                             -----         -----         -----         -----         ----
      Change in unrealized appreciation
        (depreciation)..................     $ 340         $ 190         $ 141         $  88         $(12)
                                             -----         -----         -----         -----         ----
    Realized and unrealized gains
      (losses)..........................     $ 340         $ 190         $ 141         $  88         $(12)
                                             -----         -----         -----         -----         ----
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS..........................     $ 340         $ 191         $ 144         $ 104         $ (1)
                                             =====         =====         =====         =====         ====

                       SEE NOTES TO FINANCIAL STATEMENTS

94                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                   GS5           CAS           CGS           EGS           GGS           HYS
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital
   gain distributions
   received..................     $ 91          $ --          $ --         $    --        $ --          $ --
                                  ----          ----          ----         -------        ----          ----
EXPENSES:
  Mortality and expense risk
    charges..................     $ --          $ --          $ --         $    (6)       $ --          $ --
  Cost of insurance..........       --            --            --            (181)         --            --
                                  ----          ----          ----         -------        ----          ----
  Total expenses.............     $ --          $ --          $ --         $  (187)       $ --          $ --
                                  ----          ----          ----         -------        ----          ----
      Net investment income
        (loss)...............     $ 91          $ --          $ --         $  (187)       $ --          $ --
                                  ----          ----          ----         -------        ----          ----
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales......     $ --          $ --          $ --         $ 1,365        $ --          $ --
    Cost of investments
      sold...................       --            --            --          (1,000)         --            --
                                  ----          ----          ----         -------        ----          ----
      Net realized gains
        (losses).............     $ --          $ --          $ --         $   365        $ --          $ --
                                  ----          ----          ----         -------        ----          ----
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of year..............     $135          $266          $ 33         $ 1,911        $ --          $ 23
    Beginning of year........       --            --            --              --          --            --
                                  ----          ----          ----         -------        ----          ----
      Change in unrealized
        appreciation
        (depreciation).......     $135          $266          $ 33         $ 1,911        $ --          $ 23
                                  ----          ----          ----         -------        ----          ----
    Realized and unrealized
      gains (losses).........     $135          $266          $ 33         $ 2,276        $ --          $ 23
                                  ----          ----          ----         -------        ----          ----
  INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS...     $226          $266          $ 33         $ 2,089        $ --          $ 23
                                  ====          ====          ====         =======        ====          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

95                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              MIS           NWD           TRS           UTS           OP1
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital gain
   distributions received...............    $    --        $ --         $    --        $ --          $ --
                                            -------        ----         -------        ----          ----
EXPENSES:
  Mortality and expense risk charges....    $    (6)       $ --         $    (2)       $ --          $ --
  Cost of insurance.....................       (178)         --             (85)         --            --
                                            -------        ----         -------        ----          ----
  Total expenses........................    $  (184)       $ --         $   (87)       $ --          $ --
                                            -------        ----         -------        ----          ----
      Net investment income (loss)......    $  (184)       $ --         $   (87)       $ --          $ --
                                            -------        ----         -------        ----          ----
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.................    $ 1,171        $ --         $   997        $ --          $ --
    Cost of investments sold............     (1,000)         --          (1,000)         --            --
                                            -------        ----         -------        ----          ----
      Net realized gains (losses).......    $   171        $ --         $    (3)       $ --          $ --
                                            -------        ----         -------        ----          ----
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................    $   773        $533         $    (9)       $220          $(28)
    Beginning of year...................         --          --              --          --            --
                                            -------        ----         -------        ----          ----
      Change in unrealized appreciation
        (depreciation)..................    $   773        $533         $    (9)       $220          $(28)
                                            -------        ----         -------        ----          ----
    Realized and unrealized gains
      (losses)..........................    $   944        $533         $   (12)       $220          $(28)
                                            -------        ----         -------        ----          ----
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS..........................    $   760        $533         $   (99)       $220          $(28)
                                            =======        ====         =======        ====          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

96                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              OP2           OP3           OP4          SCA1          SCA2
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital gain
   distributions received...............     $ 28          $ --          $ --          $ 17          $ 22
                                             ----          ----          ----          ----          ----
EXPENSES:
  Mortality and expense risk charges....     $ --          $ --          $ --          $ --          $ --
  Cost of insurance.....................       --            --            --            --            --
                                             ----          ----          ----          ----          ----
  Total expenses........................     $ --          $ --          $ --          $ --          $ --
                                             ----          ----          ----          ----          ----
      Net investment income (loss)......     $ 28          $ --          $ --          $ 17          $ 22
                                             ----          ----          ----          ----          ----
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.................     $ --          $ --          $ --          $ --          $ --
    Cost of investments sold............       --            --            --            --            --
                                             ----          ----          ----          ----          ----
      Net realized gains (losses).......     $ --          $ --          $ --          $ --          $ --
                                             ----          ----          ----          ----          ----
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................     $178          $(34)         $  5          $ --          $(24)
    Beginning of year...................       --            --            --            --            --
                                             ----          ----          ----          ----          ----
      Change in unrealized appreciation
        (depreciation)..................     $178          $(34)         $  5          $ --          $(24)
                                             ----          ----          ----          ----          ----
    Realized and unrealized gains
      (losses)..........................     $178          $(34)         $  5          $ --          $(24)
                                             ----          ----          ----          ----          ----
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS..........................     $206          $(34)         $  5          $ 17          $ (2)
                                             ====          ====          ====          ====          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

97                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                                       SCA3          SCA4          SCA5          SCA6
                                                    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                    -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital gain distributions
   received.......................................     $ 51          $ --          $ 38          $  2
                                                       ----          ----          ----          ----
EXPENSES:
  Mortality and expense risk charges..............     $ --          $ --          $ --          $ --
  Cost of insurance...............................       --            --            --            --
                                                       ----          ----          ----          ----
  Total expenses..................................     $ --          $ --          $ --          $ --
                                                       ----          ----          ----          ----
      Net investment income (loss)................     $ 51          $ --          $ 38          $  2
                                                       ----          ----          ----          ----
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales...........................     $ --          $ --          $ --          $ --
    Cost of investments sold......................       --            --            --            --
                                                       ----          ----          ----          ----
      Net realized gains (losses).................     $ --          $ --          $ --          $ --
                                                       ----          ----          ----          ----
  Net unrealized appreciation (depreciation) on
   investments:
    End of year...................................     $(79)         $264          $257          $120
    Beginning of year.............................       --            --            --            --
                                                       ----          ----          ----          ----
      Change in unrealized appreciation
        (depreciation)............................     $(79)         $264          $257          $120
                                                       ----          ----          ----          ----
    Realized and unrealized gains (losses)........     $(79)         $264          $257          $120
                                                       ----          ----          ----          ----
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS....................................     $(28)         $264          $295          $122
                                                       ====          ====          ====          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

98                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CHANGES IN NET ASSETS

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                  AIM1          AIM2          AIM3          AIM4           AL1           AL2
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income
    (loss)...................    $   28        $   42        $   10        $   48        $   --        $   --
  Net realized gains
    (losses).................        --            --            --            --            --            --
  Net unrealized gains
    (losses).................       302           168           172           438           179           340
                                 ------        ------        ------        ------        ------        ------
      Increase (Decrease) in
        net assets from
        operations:..........    $  330        $  210        $  182        $  486        $  179        $  340
                                 ------        ------        ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
      received...............    $1,000        $1,000        $1,000        $1,000        $1,000        $1,000
    Net transfers between
     sub-accounts and fixed
     accounts................        --           375            --           749            --            --
    Withdrawals, surrenders
     and account fees........        --            --            --            --            --            --
                                 ------        ------        ------        ------        ------        ------
      Net contract owner
        activity.............    $1,000        $1,375        $1,000        $1,749        $1,000        $1,000
                                 ------        ------        ------        ------        ------        ------
    Increase (Decrease) in
      net assets.............    $1,330        $1,585        $1,182        $2,235        $1,179        $1,340
NET ASSETS:
  Beginning of period........        --            --            --            --            --            --
                                 ------        ------        ------        ------        ------        ------
  End of period..............    $1,330        $1,585        $1,182        $2,235        $1,179        $1,340
                                 ======        ======        ======        ======        ======        ======

                                   AL3           GS1           GS2           GS3           GS4
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income
    (loss)...................    $   --        $    1        $    3        $   16        $   11
  Net realized gains
    (losses).................        --            --            --            --            --
  Net unrealized gains
    (losses).................       340           190           141            88           (12)
                                 ------        ------        ------        ------        ------
      Increase (Decrease) in
        net assets from
        operations:..........    $  340        $  191        $  144        $  104        $   (1)
                                 ------        ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
      received...............    $1,000        $1,000        $1,000        $1,000        $1,000
    Net transfers between
     sub-accounts and fixed
     accounts................        --            --            --           561            --
    Withdrawals, surrenders
     and account fees........        --            --            --            --            --
                                 ------        ------        ------        ------        ------
      Net contract owner
        activity.............    $1,000        $1,000        $1,000        $1,561        $1,000
                                 ------        ------        ------        ------        ------
    Increase (Decrease) in
      net assets.............    $1,340        $1,191        $1,144        $1,665        $  999
NET ASSETS:
  Beginning of period........        --            --            --            --            --
                                 ------        ------        ------        ------        ------
  End of period..............    $1,340        $1,191        $1,144        $1,665        $  999
                                 ======        ======        ======        ======        ======

                       SEE NOTES TO FINANCIAL STATEMENTS

99                       FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                   GS5           CAS           CGS           EGS           GGS           HYS
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income
    (loss)...................    $    91       $   --        $   --        $  (187)      $   --        $   --
  Net realized gains
    (losses).................         --           --            --            365           --            --
  Net unrealized gains
    (losses).................        135          266            33          1,911           --            23
                                 -------       ------        ------        -------       ------        ------
      Increase (Decrease) in
        net assets from
        operations:..........    $   226       $  266        $   33        $ 2,089       $   --        $   23
                                 -------       ------        ------        -------       ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
      received...............    $ 1,000       $1,000        $1,000        $ 1,000       $1,000        $1,000
    Net transfers between
     sub-accounts and fixed
     accounts................         --           --            --          9,901          561           187
    Withdrawals, surrenders
     and account fees........         --           --            --         (1,314)          --            --
                                 -------       ------        ------        -------       ------        ------
      Net contract owner
        activity.............    $ 1,000       $1,000        $1,000        $ 9,587       $1,561        $1,187
                                 -------       ------        ------        -------       ------        ------
    Increase (Decrease) in
      net assets.............    $ 1,226       $1,266        $1,033        $11,676       $1,561        $1,210
NET ASSETS:
  Beginning of period........         --           --            --             --           --            --
                                 -------       ------        ------        -------       ------        ------
  End of period..............    $ 1,226       $1,266        $1,033        $11,676       $1,561        $1,210
                                 =======       ======        ======        =======       ======        ======

                                   MIS           NWD           TRS           UTS           OP1
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income
    (loss)...................    $  (184)      $   --        $  (87)       $    --       $   --
  Net realized gains
    (losses).................        171           --            (3)            --           --
  Net unrealized gains
    (losses).................        773          533            (9)           220          (28)
                                 -------       ------        ------        -------       ------
      Increase (Decrease) in
        net assets from
        operations:..........    $   760       $  533        $  (99)       $   220       $  (28)
                                 -------       ------        ------        -------       ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
      received...............    $ 1,000       $1,000        $1,000        $ 1,000       $1,000
    Net transfers between
     sub-accounts and fixed
     accounts................      9,901           --         4,951             --           --
    Withdrawals, surrenders
     and account fees........     (1,145)          --          (985)            --           --
                                 -------       ------        ------        -------       ------
      Net contract owner
        activity.............    $ 9,756       $1,000        $4,966        $ 1,000       $1,000
                                 -------       ------        ------        -------       ------
    Increase (Decrease) in
      net assets.............    $10,516       $1,533        $4,867        $ 1,220       $  972
NET ASSETS:
  Beginning of period........         --           --            --             --           --
                                 -------       ------        ------        -------       ------
  End of period..............    $10,516       $1,533        $4,867         $1,220       $  972
                                 =======       ======        ======        =======       ======

                       SEE NOTES TO FINANCIAL STATEMENTS

100                      FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              OP2           OP3           OP4          SCA1          SCA2
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..........    $   28        $   --        $   --        $   17        $   22
  Net realized gains (losses)...........        --            --            --            --            --
  Net unrealized gains (losses).........       178           (34)            5            --           (24)
                                            ------        ------        ------        ------        ------
      Increase (Decrease) in net assets
        from operations:................    $  206        $  (34)       $    5        $   17        $   (2)
                                            ------        ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........    $1,000        $1,000        $1,000        $1,000        $1,000
    Net transfers between sub-accounts
     and fixed accounts.................        --            --            --            --           749
    Withdrawals, surrenders and account
     fees...............................        --            --            --            --            --
                                            ------        ------        ------        ------        ------
      Net contract owner activity.......    $1,000        $1,000        $1,000        $1,000        $1,749
                                            ------        ------        ------        ------        ------
    Increase (Decrease) in net assets...    $1,206        $  966        $1,005        $1,017        $1,747
NET ASSETS:
  Beginning of period...................        --            --            --            --            --
                                            ------        ------        ------        ------        ------
  End of period.........................    $1,206        $  966        $1,005        $1,017        $1,747
                                            ======        ======        ======        ======        ======

                                             SCA3          SCA4          SCA5          SCA6
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..........    $   51        $   --        $   38        $    2
  Net realized gains (losses)...........        --            --            --            --
  Net unrealized gains (losses).........       (79)          264           257           120
                                            ------        ------        ------        ------
      Increase (Decrease) in net assets
        from operations:................    $  (28)       $  264        $  295        $  122
                                            ------        ------        ------        ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........    $1,000        $1,000        $1,000        $1,000
    Net transfers between sub-accounts
     and fixed accounts.................        --            --           562            --
    Withdrawals, surrenders and account
     fees...............................        --            --            --            --
                                            ------        ------        ------        ------
      Net contract owner activity.......    $1,000        $1,000        $1,562        $1,000
                                            ------        ------        ------        ------
    Increase (Decrease) in net assets...    $  972        $1,264        $1,857        $1,122
NET ASSETS:
  Beginning of period...................        --            --            --            --
                                            ------        ------        ------        ------
  End of period.........................    $  972        $1,264        $1,857        $1,122
                                            ======        ======        ======        ======

                       SEE NOTES TO FINANCIAL STATEMENTS

101                      FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

                           Sun Life (U.S.) Variable Account I (the "Variable
                       Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

                           The assets of the Variable Account are divided into
                       Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulated Trust, and Sun Capital Advisers Trust (collectively the "Funds"). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

                       GENERAL The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       INVESTMENT VALUATIONS Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

                           Exchanges between Sub-Accounts requested by contract
                       owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

                       FEDERAL INCOME TAX STATUS The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

102                      FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

(3) CONTRACT CHARGES

                           The Sponsor deducts a sales charge from purchase
                       payments. The current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments.

                           A mortality and expense risk charge based on the
                       value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of 0.90%. The current effective annual rate in effect at December 31, 1999 is equivalent to 0.80% for Policy Years 1 through 10 and 0.50% thereafter.

                           Each month, a monthly administration charge ("Account
                       Fee") of $8 is deducted from each contract's account value to cover administrative expenses relating to the contract.

                           Within the first 10 Policy Years or the 10 Policy
                       Years following an increase in the specified face amount of the policy, a surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The base surrender charge will be an amount based on certain factors, including the specified face amount of the policy, the insured's age, sex and rating class. The charge will be 100% of the base surrender charge in the first 5 Policy Years, or the first 5 Policy Years after an increase in the specified face amount, scaling down to zero after 10 Policy Years.

                           The Sponsor deducts a monthly cost of insurance from
                       the account value to cover anticipated costs of providing insurance coverage. The charge will be based on the Sponsor's expectation of future mortality, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

103                      FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                           During the year, the Sponsor deposited $1,000 of
                       initial "seed" money into each of the Sub-Accounts. Unlike normal participant transactions, the initial "seed" money deposited is not issued with corresponding units.

                           Transactions in participant units during the period
                       from August 25, 1999 (commencement of operations) through December 31, 1999 were as follows:

                                                          UNITS TRANSFERRED
                        UNITS OUTSTANDING      UNITS     BETWEEN SUB-ACCOUNTS   UNITS WITHDRAWN   UNITS OUTSTANDING
                       BEGINNING OF PERIOD   PURCHASED    AND FIXED ACCOUNT     AND SURRENDERED     END OF PERIOD
                       -------------------   ---------   --------------------   ---------------   -----------------
AIM1.................         --                --                --                  --                 --
AIM2.................         --                --                32                  --                 32
AIM3.................         --                --                --                  --                 --
AIM4.................         --                --                53                  --                 53
AL1..................         --                --                --                  --                 --
AL2..................         --                --                --                  --                 --
AL3..................         --                --                --                  --                 --
GS1..................         --                --                --                  --                 --
GS2..................         --                --                --                  --                 --
GS3..................         --                --                52                  --                 52
GS4..................         --                --                --                  --                 --
GS5..................         --                --                --                  --                 --
CAS..................         --                --                --                  --                 --
CGS..................         --                --                --                  --                 --
EGS..................         --                --               742                  --                742
GGS..................         --                --                56                  --                 56
HYS..................         --                --                18                  --                 18
MIS..................         --                --               851                  --                851
NWD..................         --                --                --                  --                 --
TRS..................         --                --               495                  --                495
UTS..................         --                --                --                  --                 --
OP1..................         --                --                --                  --                 --
OP2..................         --                --                --                  --                 --
OP3..................         --                --                --                  --                 --
OP4..................         --                --                --                  --                 --
SCA1.................         --                --                --                  --                 --
SCA2.................         --                --                75                  --                 75
SCA3.................         --                --                --                  --                 --
SCA4.................         --                --                --                  --                 --
SCA5.................         --                --                46                  --                 46
SCA6.................         --                --                --                  --                 --

104                      FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                       INDEPENDENT AUDITORS' REPORT

                       TO THE CONTRACT OWNERS PARTICIPATING IN SUN LIFE (U.S.) VARIABLE ACCOUNT I
                       AND THE BOARD OF DIRECTORS OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.):

                           We have audited the accompanying statement of
                       condition of V.I. Capital Appreciation Sub-Account, V.I. Growth Sub-Account, V.I. Growth and Income Sub-Account, V.I. International Equity Sub-Account, Growth Sub-Account, Income and Growth Sub-Account, Small Capitalization Sub-Account, CORE Large Cap Growth Sub-Account, CORE Small Cap Equity Sub-Account, CORE US Equity Sub-Account, Growth and Income Sub-Account, International Equity Sub-Account, Capital Appreciation Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Massachusetts Investors Growth Stock Sub-Account, New Discovery Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Equity Sub-Account, Mid Cap Sub-Account, Small Cap Sub-Account, Managed Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital Select Equity Sub-Account, Sun Capital Blue Chip Mid-Cap Sub-Account, and Sun Capital Investors Foundation Sub-Account of Sun Life (U.S.) Variable Account I (the "Sub-Accounts") as of December 31, 1999, and the related statements of operations and changes in net assets for the period from August 25, 1999 (the commencement of operations) through December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

                           We conducted our audit in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                           In our opinion, such financial statements present
                       fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of their operations and the changes in their net assets for the period

105                      FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE
                       from August 25, 1999 (the commencement of operations) through December 31, 1999 in conformity with generally accepted accounting principles.

                       DELOITTE & TOUCHE LLP

                       Boston, MA

                       February 10, 2000

106                      FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                                                      APPENDIX A

                            GLOSSARY OF POLICY TERMS

    ACCOUNT VALUE--The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Value with respect to a Policy.

    ANNIVERSARY--The same day in each succeeding year as the day of the year corresponding to the policy date.

    ATTAINED AGE--The insured's Issue Age plus the number of completed Policy Years.

    BUSINESS DAY--Any day that we are open for business.

    CASH VALUE--Account Value less any surrender charges.

    CASH SURRENDER VALUE--The Cash Value decreased by the balance of any outstanding Policy Debt.

    CLASS--The risk and underwriting classification of the insured.

    DAILY RISK PERCENTAGE--The daily rate for deduction of the Mortality and Expense Risk Charge.

    DUE PROOF--Such evidence as we may reasonably require in order to establish that a benefit is due and payable.

    EFFECTIVE DATE OF COVERAGE--Initially, the Investment Start Date; with respect to any increase in the Specified Face Amount, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the Specified Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

    EXPENSE CHARGES APPLIED TO PREMIUM--A percentage charge deducted from each premium payment.

    FIXED ACCOUNT VALUE--The portion of the Account Value funded by the assets of our general account.

    FUND--A mutual fund portfolio in which a Sub-Account invests.

    MINIMUM INITIAL PREMIUM--The minimum premium is the amount necessary to put the coverage in force.

    INSURED--The person on whose life a Policy is issued.

    INVESTMENT START DATE--The date the first premium is applied, which will be the later of the Issue Date, the Policy Date or the Valuation Date we receive a premium equal to or in excess of the minimum initial premium.

    ISSUE AGE--The insured's age as of the insured's birthday nearest the policy date.

    ISSUE DATE--The date we produce a Policy from our system as specified in the Policy.

    MATURITY--The Anniversary on which the insured's Attained Age is 100.

    MONTHLY ANNIVERSARY DAY--The same day in each succeeding month as the day of the month corresponding to the policy date.

    MONTHLY COST OF INSURANCE--A deduction made on a monthly basis for the insurance coverage provided by the Policy.

    MONTHLY EXPENSE CHARGE--A per Policy deduction made on a monthly basis for administration and other expenses.

    MORTALITY AND EXPENSE RISK CHARGE--The annual rate deducted from the Account Value in the Sub-Accounts for the mortality and expense risk we assume by issuing the Policy. This annual rate is converted to a daily rate, the Daily Risk Percentage, and deducted from the Unit Values of the Sub-Accounts on a daily basis.

    POLICY APPLICATION--The application for a Policy, a copy of which is attached to and incorporated in the Policy.

    POLICY DEBT--The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

    POLICY MONTH--A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

    POLICY PROCEEDS--The amount determined in accordance with the terms of the Policy which is payable at the death of the insured prior to the Policy Maturity date. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any Unpaid Policy Charges, and increased by the amounts payable under any supplemental benefits.

    POLICY YEAR--A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

    PRINCIPAL OFFICE--Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.

    SPECIFIED FACE AMOUNT--The amount of life insurance coverage you request as specified in your Policy.

    SUB-ACCOUNTS--Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

    UNIT--A unit of measurement that we use to calculate the value of each Sub-Account.

    UNIT VALUE--The value of each Unit of assets in a Sub-Account.

    UNPAID POLICY CHARGES--The amounts by which the Monthly Expense Charges plus the Monthly Costs of Insurance plus the Policy Debt exceed the Account Value.

    VALUATION DATE--Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

    VALUATION PERIOD--The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

    VARIABLE ACCOUNT--Sun Life of Canada (U.S.) Variable Account I.

                                                                      APPENDIX B

                       TABLE OF DEATH BENEFIT PERCENTAGES

      APPLICABLE              APPLICABLE
AGE   PERCENTAGE     AGE      PERCENTAGE
---   ----------   --------   ----------
 20      250%         60         130%
 21      250%         61         128%
 22      250%         62         126%
 23      250%         63         124%
 24      250%         64         122%
 25      250%         65         120%
 26      250%         66         119%
 27      250%         67         118%
 28      250%         68         117%
 29      250%         69         116%
 30      250%         70         115%
 31      250%         71         113%
 32      250%         72         111%
 33      250%         73         109%
 34      250%         74         107%
 35      250%         75         105%
 36      250%         76         105%
 37      250%         77         105%
 38      250%         78         105%
 39      250%         79         105%
 40      250%         80         105%
 41      243%         81         105%
 42      236%         82         105%
 43      229%         83         105%
 44      222%         84         105%
 45      215%         85         105%
 46      209%         86         105%
 47      203%         87         105%
 48      197%         88         105%
 49      191%         89         105%
 50      185%         90         105%
 51      178%         91         104%
 52      171%         92         103%
 53      164%         93         102%
 54      157%         94         101%
 55      150%         95         100%
 56      146%         96         100%
 57      142%         97         100%
 58      138%         98         100%
 59      134%         99         100%

                                                                      APPENDIX C

                       SAMPLE HYPOTHETICAL ILLUSTRATIONS
              HYPOTHETICAL ILLUSTRATIONS OF CASH SURRENDER VALUES,
                       ACCOUNT VALUES AND DEATH BENEFITS


    The illustrations in this prospectus have been prepared to help show how values under the Policy change with investment performance. The illustrations on the following pages illustrate the way in which a Policy's death benefit, Account Value and Cash Surrender Value could vary over an extended period of time. These illustrations assume an effective date of May 1, 2000. They assume that all premiums are allocated to and remain in the Variable Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12% over the periods indicated.


    The Account Values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Sub-Accounts, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below such averages.


    The amounts shown for the death benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the tables below. These include the Expense Charges Applied to Premium, the Daily Risk Percentage charged against the Variable Account for mortality and expense risks, the Monthly Expense Charge and the Monthly Cost of Insurance. The Expense Charges Applied to Premium are equal to a 5.25% charge as a sales load and for our federal, state and local tax obligations and are guaranteed not to exceed 7.25%. The Daily Risk Percentage charge is an annual effective rate of 0.60% (0.80% from May 1 to May 31, 2000) for the first 10 Policy Years and 0.20% thereafter and is guaranteed not to exceed an annual effective rate of 0.90%. The Monthly Expense Charge is $8.00 per month for all Policy Years.



    The amounts shown in the tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.86% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the Funds may be more or less than 0.86%, will vary from year to year, and will depend upon how Account Value is allocated among the Sub-Accounts. See the Fund Prospectuses for more information on Fund expenses. The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.66%, 4.34% and 10.34%, for the period May 1, 2000 through May 31, 2000 inclusive respectively, -1.46%, 5.54% and 10.54% respectively during the remainder of the first 10 Policy Years and -1.06, 4.94%, and 10.94% respectively, thereafter taking into account the current Daily Risk Percentage charge and the assumed 0.86% charge for the Funds' advisory fees and operating expenses; and -1.76%, 4.24% and 10.24%, respectively, taking into account the guaranteed Daily Risk Percentage charge.


    The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits and Cash Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

    The second column of each table shows the amount which would accumulate if an amount equal to each premium were invested and earned interest, after taxes, at 5% per year, compounded annually.

    We will furnish upon request a comparable table using any specific set of circumstances. In addition to a table assuming policy charges at their maximum, we will furnish a table assuming current policy charges.

                                    TABLE 1
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 45, NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $3,500.00
                             DEATH BENEFIT OPTION A
                             CURRENT POLICY CHARGES


                                                 HYPOTHETICAL 0%                   HYPOTHETICAL 6%
                                             GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                                   NET -1.66%                         NET 4.34%
                           PREMIUMS      -------------------------------   -------------------------------
                          PAID PLUS        CASH                              CASH
       POLICY           INTEREST AT 5%   SURRENDER   ACCOUNT     DEATH     SURRENDER   ACCOUNT     DEATH
        YEAR               PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT
---------------------   --------------   ---------   --------   --------   ---------   --------   --------
            1                3,675           614       2,549    250,000         789      2,724    250,000
            2                7,534         3,069       5,004    250,000       3,580      5,515    250,000
            3               11,585         5,426       7,361    250,000       6,435      8,370    250,000
            4               15,840         7,703       9,638    250,000       9,374     11,309    250,000
            5               20,307         9,905      11,840    250,000      12,407     14,342    250,000
            6               24,997        12,359      13,971    250,000      15,863     17,475    250,000
            7               29,922        14,745      16,035    250,000      19,429     20,719    250,000
            8               35,093        17,059      18,026    250,000      23,105     24,073    250,000
            9               40,523        19,292      19,937    250,000      26,889     27,534    250,000
           10               46,224        21,434      21,757    250,000      30,773     31,096    250,000
           11               52,210        23,537      23,537    250,000      34,856     34,856    250,000
           12               58,495        25,163      25,163    250,000      38,682     38,682    250,000
           13               65,095        26,607      26,607    250,000      42,551     42,551    250,000
           14               72,025        27,859      27,859    250,000      46,462     46,462    250,000
           15               79,301        28,907      28,907    250,000      50,410     50,410    250,000
           16               86,941        30,531      30,531    250,000      55,122     55,122    250,000
           17               94,963        32,003      32,003    250,000      59,964     59,964    250,000
           18              103,387        33,310      33,310    250,000      64,938     64,938    250,000
           19              112,231        34,443      34,443    250,000      70,047     70,047    250,000
           20              121,517        35,386      35,386    250,000      75,292     75,292    250,000
       Age 60               79,301        28,907      28,907    250,000      50,410     50,410    250,000
       Age 65              121,517        35,386      35,386    250,000      75,292     75,292    250,000
       Age 70              175,397        36,544      36,544    250,000     103,631    103,631    250,000
       Age 75              244,163        29,030      29,030    250,000     135,981    135,981    250,000

                              HYPOTHETICAL 12%
                           GROSS INVESTMENT RETURN
                                 NET 10.34%
                       -------------------------------
                         CASH
       POLICY          SURRENDER   ACCOUNT     DEATH
        YEAR             VALUE      VALUE     BENEFIT
---------------------  ---------   --------   --------
            1               966      2,901    250,000
            2             4,114      6,049    250,000
            3             7,530      9,465    250,000
            4            11,263     13,198    250,000
            5            15,351     17,286    250,000
            6            20,161     21,773    250,000
            7            25,417     26,707    250,000
            8            31,164     32,131    250,000
            9            37,448     38,093    250,000
           10            44,321     44,643    250,000
           11            51,995     51,995    250,000
           12            60,062     60,062    250,000
           13            68,911     68,911    250,000
           14            78,636     78,636    250,000
           15            89,348     89,348    250,000
           16           101,764    101,764    250,000
           17           115,519    115,519    250,000
           18           130,780    130,780    250,000
           19           147,739    147,739    250,000
           20           166,620    166,620    250,000
       Age 60            89,348     89,348    250,000
       Age 65           166,620    166,620    250,000
       Age 70           298,357    298,357    346,094
       Age 75           518,267    518,267    554,546



(1) Assumes a $3,500.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 2
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 55, NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $5,675.00
                             DEATH BENEFIT OPTION A
                             CURRENT POLICY CHARGES


                                                 HYPOTHETICAL 0%                   HYPOTHETICAL 6%
                                             GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                                   NET -1.66%                         NET 4.34%
                           PREMIUMS      -------------------------------   -------------------------------
                          PAID PLUS        CASH                              CASH
       POLICY           INTEREST AT 5%   SURRENDER   ACCOUNT     DEATH     SURRENDER   ACCOUNT     DEATH
        YEAR               PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT
---------------------   --------------   ---------   --------   --------   ---------   --------   --------
            1                5,959         1,203       4,016    250,000       1,485      4,297    250,000
            2               12,215         5,078       7,890    250,000       5,894      8,706    250,000
            3               18,785         8,810      11,622    250,000      10,419     13,231    250,000
            4               25,683        12,386      15,198    250,000      15,051     17,863    250,000
            5               32,926        15,802      18,614    250,000      19,791     22,604    250,000
            6               40,531        19,527      21,870    250,000      25,115     27,459    250,000
            7               48,516        23,072      24,947    250,000      30,541     32,416    250,000
            8               56,901        26,429      27,836    250,000      36,068     37,474    250,000
            9               65,705        29,581      30,519    250,000      41,686     42,624    250,000
           10               74,949        32,485      32,953    250,000      47,363     47,832    250,000
           11               84,655        35,224      35,224    250,000      53,256     53,256    250,000
           12               94,846        37,284      37,284    250,000      58,818     58,818    250,000
           13              105,547        39,076      39,076    250,000      64,483     64,483    250,000
           14              116,783        40,559      40,559    250,000      70,232     70,232    250,000
           15              128,581        41,680      41,680    250,000      76,039     76,039    250,000
           16              140,969        43,113      43,113    250,000      82,503     82,503    250,000
           17              153,976        44,199      44,199    250,000      89,107     89,107    250,000
           18              167,634        44,913      44,913    250,000      95,864     95,864    250,000
           19              181,974        45,218      45,218    250,000     102,785    102,785    250,000
           20              197,032        45,068      45,068    250,000     109,881    109,881    250,000
       Age 60               32,926        15,802      18,614    250,000      19,791     22,604    250,000
       Age 65               74,949        32,485      32,953    250,000      47,363     47,832    250,000
       Age 70              128,581        41,680      41,680    250,000      76,039     76,039    250,000
       Age 75              197,032        45,068      45,068    250,000     109,881    109,881    250,000

                              HYPOTHETICAL 12%
                           GROSS INVESTMENT RETURN
                                 NET 10.34%
                       -------------------------------
                         CASH
       POLICY          SURRENDER   ACCOUNT     DEATH
        YEAR             VALUE      VALUE     BENEFIT
---------------------  ---------   --------   --------
            1             1,767      4,579    250,000
            2             6,746      9,558    250,000
            3            12,167     14,979    250,000
            4            18,066     20,878    250,000
            5            24,493     27,305    250,000
            6            31,980     34,324    250,000
            7            40,111     41,986    250,000
            8            48,954     50,360    250,000
            9            58,586     59,523    250,000
           10            69,070     69,539    250,000
           11            80,767     80,767    250,000
           12            93,205     93,205    250,000
           13           106,983    106,983    250,000
           14           122,277    122,277    250,000
           15           139,298    139,298    250,000
           16           158,680    158,680    250,000
           17           180,393    180,393    250,000
           18           204,815    204,815    250,000
           19           232,392    232,392    253,307
           20           263,245    263,245    281,672
       Age 60            24,493     27,305    250,000
       Age 65            69,070     69,539    250,000
       Age 70           139,298    139,298    250,000
       Age 75           263,245    263,245    281,672



(1) Assumes a $5,675.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 3
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                            MALE, PREFERRED, AGE 45
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $3,500.00
                             DEATH BENEFIT OPTION A
                           GUARANTEED POLICY CHARGES


                                                 HYPOTHETICAL 0%                   HYPOTHETICAL 6%
                                             GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                                   NET -1.74%                         NET 4.24%
                           PREMIUMS      -------------------------------   -------------------------------
                          PAID PLUS        CASH                              CASH
       POLICY           INTEREST AT 5%   SURRENDER   ACCOUNT     DEATH     SURRENDER   ACCOUNT     DEATH
        YEAR               PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT
---------------------   --------------   ---------   --------   --------   ---------   --------   --------
            1                3,675           348       2,283    250,000        514       2,449    250,000
            2                7,534         2,533       4,468    250,000      3,007       4,942    250,000
            3               11,585         4,618       6,553    250,000      5,544       7,479    250,000
            4               15,840         6,600       8,535    250,000      8,123      10,058    250,000
            5               20,307         8,472      10,407    250,000     10,737      12,672    250,000
            6               24,997        10,556      12,169    250,000     13,709      15,321    250,000
            7               29,922        12,515      13,805    250,000     16,702      17,992    250,000
            8               35,093        14,335      15,303    250,000     19,704      20,672    250,000
            9               40,523        16,007      16,652    250,000     22,704      23,349    250,000
           10               46,224        17,512      17,835    250,000     25,685      26,008    250,000
           11               52,210        18,836      18,836    250,000     28,631      28,631    250,000
           12               58,495        19,644      19,644    250,000     31,206      31,206    250,000
           13               65,095        20,250      20,250    250,000     33,723      33,723    250,000
           14               72,025        20,640      20,640    250,000     36,168      36,168    250,000
           15               79,301        20,791      20,791    250,000     38,517      38,517    250,000
           16               86,941        20,676      20,676    250,000     40,744      40,744    250,000
           17               94,963        20,266      20,266    250,000     42,817      42,817    250,000
           18              103,387        19,521      19,521    250,000     44,697      44,697    250,000
           19              112,231        18,392      18,392    250,000     46,336      46,336    250,000
           20              121,517        16,824      16,824    250,000     47,677      47,677    250,000
       Age 60               79,301        20,791      20,791    250,000     38,517      38,517    250,000
       Age 65              121,517        16,824      16,824    250,000     47,677      47,677    250,000
       Age 70              175,397           471         471    250,000     47,900      47,900    250,000
       Age 75              244,163            --          --         --     26,995      26,995    250,000

                              HYPOTHETICAL 12%
                           GROSS INVESTMENT RETURN
                                 NET 10.24%
                       -------------------------------
                         CASH
       POLICY          SURRENDER   ACCOUNT     DEATH
        YEAR             VALUE      VALUE     BENEFIT
---------------------  ---------   --------   --------
            1               680      2,615    250,000
            2             3,502      5,437    250,000
            3             6,551      8,486    250,000
            4             9,847     11,782    250,000
            5            13,410     15,345    250,000
            6            17,587     19,200    250,000
            7            22,075     23,365    250,000
            8            26,894     27,862    250,000
            9            32,072     32,717    250,000
           10            37,632     37,955    250,000
           11            43,609     43,609    250,000
           12            49,718     49,718    250,000
           13            56,333     56,333    250,000
           14            63,510     63,510    250,000
           15            71,304     71,304    250,000
           16            79,781     79,781    250,000
           17            89,018     89,018    250,000
           18            99,102     99,102    250,000
           19           110,133    110,133    250,000
           20           122,234    122,234    250,000
       Age 60            71,304     71,304    250,000
       Age 65           122,234    122,234    250,000
       Age 70           205,731    205,731    250,000
       Age 75           348,446    348,446    372,837



(1) Assumes a $3,500.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 4
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 55, NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $5,675.00
                             DEATH BENEFIT OPTION A
                           GUARANTEED POLICY CHARGES


                                                 HYPOTHETICAL 0%                   HYPOTHETICAL 6%
                                             GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                                   NET -1.74%                         NET 4.24%
                           PREMIUMS      -------------------------------   -------------------------------
                          PAID PLUS        CASH                              CASH
       POLICY           INTEREST AT 5%   SURRENDER   ACCOUNT     DEATH     SURRENDER   ACCOUNT     DEATH
        YEAR               PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT
---------------------   --------------   ---------   --------   --------   ---------   --------   --------
            1                5,959           363       3,175    250,000        614       3,427    250,000
            2               12,215         3,312       6,124    250,000      4,014       6,826    250,000
            3               18,785         6,029       8,842    250,000      7,378      10,190    250,000
            4               25,683         8,506      11,318    250,000     10,693      13,506    250,000
            5               32,926        10,719      13,532    250,000     13,936      16,748    250,000
            6               40,531        13,118      15,461    250,000     17,549      19,893    250,000
            7               48,516        15,205      17,080    250,000     21,034      22,909    250,000
            8               56,901        16,949      18,355    250,000     24,352      25,758    250,000
            9               65,705        18,306      19,244    250,000     27,454      28,392    250,000
           10               74,949        19,227      19,696    250,000     30,287      30,755    250,000
           11               84,655        19,669      19,669    250,000     32,797      32,797    250,000
           12               94,846        19,123      19,123    250,000     34,468      34,468    250,000
           13              105,547        18,011      18,011    250,000     35,712      35,712    250,000
           14              116,783        16,281      16,281    250,000     36,466      36,466    250,000
           15              128,581        13,861      13,861    250,000     36,645      36,645    250,000
           16              140,969        10,639      10,639    250,000     36,125      36,125    250,000
           17              153,976         6,330       6,330    250,000     34,618      34,618    250,000
           18              167,634         1,031       1,031    250,000     32,172      32,172    250,000
           19              181,974            --          --         --     28,402      28,402    250,000
           20              197,032            --          --         --     23,009      23,009    250,000
       Age 60               32,926        10,719      13,532    250,000     13,936      16,748    250,000
       Age 65               74,949        19,227      19,696    250,000     30,287      30,755    250,000
       Age 70              128,581        13,861      13,861    250,000     36,645      36,645    250,000
       Age 75              197,032            --          --         --     23,009      23,009    250,000

                              HYPOTHETICAL 12%
                           GROSS INVESTMENT RETURN
                                 NET 10.24%
                       -------------------------------
                         CASH
       POLICY          SURRENDER   ACCOUNT     DEATH
        YEAR             VALUE      VALUE     BENEFIT
---------------------  ---------   --------   --------
            1               867      3,680    250,000
            2             4,749      7,561    250,000
            3             8,849     11,662    250,000
            4            13,183     15,995    250,000
            5            17,756     20,569    250,000
            6            23,048     25,391    250,000
            7            28,596     30,471    250,000
            8            34,408     35,815    250,000
            9            40,485     41,423    250,000
           10            46,830     47,299    250,000
           11            53,458     53,458    250,000
           12            59,931     59,931    250,000
           13            66,753     66,753    250,000
           14            73,971     73,971    250,000
           15            81,637     81,637    250,000
           16            89,793     89,793    250,000
           17            98,395     98,395    250,000
           18           107,688    107,688    250,000
           19           117,667    117,667    250,000
           20           128,465    128,465    250,000
       Age 60            17,756     20,569    250,000
       Age 65            46,830     47,299    250,000
       Age 70            81,637     81,637    250,000
       Age 75           128,465    128,465    250,000



(1) Assumes a $5,675.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

    You can review and copy the complete registration statement which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.

                    Investment Company Act File No. 811-9137

                 (This page has been left blank intentionally.)

                                     PART II

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                    REPRESENTATION OF REASONABLENESS OF FEES

     Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life of Canada (U.S.).

                         UNDERTAKING ON INDEMNIFICATION

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

                          CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

          The facing sheet.

          The prospectuses consisting of 125 pages.

          The undertaking to file reports.

          Representation of reasonableness of fees.

          The Rule 484 undertaking.

          The signatures.

          Written consents of the following persons:

               Roy P. Creedon, Esq. (Exhibit 2)
               Georges C. Rouhart, FSA, MAAA (Exhibit 6)
               Deloitte & Touche LLP (Exhibit 7)

          The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits to Form N-8B-2:

     (1)(a) Resolutions of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated October 29, 1998, authorizing the establishment of one or more separate accounts*

     (1)(b) Record of Action, dated December 1, 1998, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account I*

     (1)(c) Record of Action, dated March 30, 1999, relating to the establishment of Sun Life of Canada (U.S.) Variable Account I**

     (2)  Not applicable

     (3)(a)    Form of Marketing Coordination Agreement*****

     (3)(b)    Specimen Sales Operations and General Agent Agreement*****

     (3)(c)    Schedule of Sales Commissions*****

     (4)       Not applicable


     (5)(a) Form of Flexible Premium Combination Fixed and Variable Life Insurance Policy******


     (5)(b)    Form of Accelerated Benefits Rider**

     (5)(c)    Form of Accidental Death Benefit Rider**

     (5)(d)    Form of Payment of Stipulated Amount Rider**

   (5)(e)      Form of Waiver of Monthly Deductions Rider**

   (6)(a)      Certificate of Incorporation of Sun Life of Canada (U.S.)***

   (6)(b)      Bylaws of Sun Life of Canada (U.S.)***

   (7)         Not applicable

   (8)(a)(i) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.**

   (8)(a)(ii) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.**

   (8)(a)(iii) Amendment No. 2 to Participation Agreement by and among AIM
               Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.**

   (8)(b) Form of Participation Agreement by and among The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated**

   (8)(c) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.)**

   (8)(d) Form of Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company**

   (8)(e) Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), OCC Accumulation Trust, and OCC Distributors**

   (8)(f) Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.*****

   (9)         Not applicable

   (10) Form of Application for Flexible Premium Combination Fixed and Variable Life Insurance Policy*****

   (11) Memorandum describing Sun Life of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures

2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

3.    None

4.    Not applicable

5.    Not applicable

6.    Opinion and Consent of Georges C. Rouhart, FSA, MAAA

7.    Consent of Deloitte & Touche LLP, Independent Public Accountants

8.(a) Powers of Attorney******
8.(b) Power of Attorney for William W. Stinson filed herewith
__________

* Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File
       No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998

** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999

*** Incorporated by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997

**** Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable
       Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on August 12, 1999.

***** Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.

****** Incorporated by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on January 10, 2000.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the town of Wellesley, and the Commonwealth of Massachusetts on the 25th day of April, 2000.

                               SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
                               (Registrant)


                               By:  SUN LIFE ASSURANCE COMPANY OF
                                    CANADA (U.S.)
                                    (Depositor)


                               By:  /s/ James A. McNulty, III
                                    ------------------------------------
                                    James A. McNulty, III, President

Attest:   /s/ Ellen B. King
          ------------------------
          Ellen B. King, Secretary

        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.

/s/ James A. McNulty, III     President and Director
---------------------------   (Principal Executive Officer)                 April 25, 2000
    James A. McNulty, III


/s/ Davey Scoon               Vice President, Finance and Treasurer
---------------------------   (Principal Financial & Accounting Officer)    April 25, 2000
    Davey Scoon


*/s/ Donald A. Stewart        Chairman and Director
----------------------------
     Donald A. Stewart


*/s/ C. James Prieur          Vice Chairman and Director
----------------------------
     C. James Prieur

*/s/ Richard B. Bailey        Director
----------------------------
     Richard B. Bailey


*/s/ Gregory W. Gee           Director
----------------------------
     Gregory W. Gee


*/s/ David D. Horn            Director
----------------------------
     David D. Horn


*/s/ Angus A. MacNaughton     Director
----------------------------
     Angus A. MacNaughton


*/s/ S. Caesar Raboy          Director
----------------------------
     S. Caesar Raboy


**/s/ William W. Stinson      Director
----------------------------
      William W. Stinson


By:   /s/ Ellen B. King
      -------------------------------                       April 25, 2000
      Ellen B. King, Attorney-in-Fact

* By Ellen B. King pursuant to Powers of Attorney filed with the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on form S-6,
     File No. 333-94359 filed with the Securities and Exchange Commission on January 10, 2000.

** By Ellen B. King pursuant to Power of Attorney filed with this Registration Statement.

                                 EXHIBIT INDEX

EXHIBIT NO.

1.A(1)(a)      Resolution of the Board of Directors of Sun Life Assurance
               Company of Canada (U.S.), dated October 29, 1998, authorizing the establishment of one or more separate accounts*

1.A(1)(b)      Record of Action, dated December 1, 1998, authorizing the
               establishment of Sun Life of Canada (U.S.) Variable Account I*

1.A(1)(c)      Record of Action, dated March 30, 1999, relating to the
               establishment of Sun Life of Canada (U.S.) Variable Account I*

1.A(3)(a)      Form of Marketing Coordination Agreement*

1.A(3)(b)      Specimen Sales Operations and General Agent Agreement*

1.A(3)(c)      Schedule of Sales Commissions*

1.A(5)(a)      Form of Flexible Premium Combination Fixed and Variable Life
               Insurance Policy*
1.A(5)(b)      Form of Accelerated Benefits Rider*

1.A(5)(c)      Form of Accidental Death Benefit Rider*

1.A(5)(d)      Form of Payment of Stipulated Amount Rider*

1.A(5)(e)      Form of Waiver of Monthly Deductions Rider*


1.A(6)(a)      Certificate of Incorporation of Sun Life Assurance Company of
               Canada (U.S.)*

1.A(6)(b)      Bylaws of Sun Life Assurance Company of Canada (U.S.)*


1.A(8)(a)(i)   Form of Participation Agreement by and among AIM Variable
               Insurance Funds, Inc., AIM Distributors, Inc., Sun Life
               Assurance Company of Canada (U.S.), and Clarendon Insurance
               Agency, Inc.*

1.A(8)(a)(ii)  Amendment No. 1 to Participation Agreement by and among AIM
               Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.*

1.A(8)(a)(iii) Amendment No. 2 to Participation Agreement by and among AIM
               Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.*

1.A(8)(b)      Form of Participation Agreement by and among The Alger American
               Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated*

1.A(8)(c)      Form of Participation Agreement by and among Goldman Sachs
               Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life
               Assurance Company of Canada (U.S.)*

1.A(8)(d)      Form of Participation Agreement by and among MFS/Sun Life Series
               Trust, Sun Life Assurance Company of Canada (U.S.), and
               Massachusetts Financial Services Company*

1.A(8)(e)      Form of Participation Agreement by and among Sun Life Assurance
               Company of Canada (U.S.), OCC Accumulation Trust, and OCC
               Distributors*

1.A(8)(f)      Form of Participation Agreement by and among Sun Life Assurance
               Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun
               Capital Advisers, Inc.*

1.A(10) Form of Application for Flexible Premium Combination Fixed and Variable Life Insurance Policy*

1.A(11) Memorandum describing Sun Life Assurance Company of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures

2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

6.             Opinion and Consent of Georges Rouhart, FSA, MAAA

7.             Consent of Deloitte & Touche LLP, Independent Public Accountants

8.(a)          Powers of Attorney*

8.(b)          Power of Attorney for William W. Stinson

--------------
*             Incorporated herein by reference.